UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

SUN CAPITAL ADVISERS TRUST

(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

(Address of principal executive offices) (Zip code)

Maura A. Murphy

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Registrant’s telephone number, including area code: (781) 237-6030

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1.	SCHEDULE OF INVESTMENTS.

Valuation of Investments

Securities for which exchange quotations are readily available are valued at the last sales price, or, if no sales occurred on that day, at the mean between the closing bid and asked prices. Certain fixed income securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Short-term securities maturing in 60 days or less are valued at cost plus earned discount to maturity (amortized cost), which approximates market value. Securities for which current market quotations are not readily available are stated at fair value as determined in good faith under the direction of the Board of Trustees.

In accordance with Rule 2a-7 of the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Investments in investment companies are valued at their net asset value as reported by the investment company.

Federal Income Tax Cost

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at September 30, 2006 were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Cap Fund	$9,056,338	$868,164	($175,721)	$692,443
Investment Grade Bond Fund	56,334,430	731,319	(1,193,247)	(461,928)
Money Market Fund	128,306,984	—	—	—
Real Estate Fund	152,827,402	48,851,237	(787,642)	48,063,595
Davis Venture Value Fund	40,336,669	15,893,554	(516,241)	15,377,313
Oppenheimer Main Street Small Cap Fund	82,294,538	6,700,996	(4,256,897)	2,444,099
FI Large Cap Growth Fund	3,191,980	91,729	(165,616)	(73,887)
Blue Chip Mid Cap Fund	82,460,189	12,603,822	(2,738,400)	9,865,422

Other Information

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov; and available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC- 0330.

ALL CAP FUND

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 97.7%
AEROSPACE & DEFENSE – 3.5%
Honeywell International, Inc.	1,895	$77,505
Raytheon Co.	1,818	87,282
The Boeing Co.	1,107	87,287
United Technologies Corp.	1,385	87,740

		339,814

AIR FREIGHT & LOGISTICS – 0.8%
United Parcel Services, Inc. Class B	1,080	77,695

BEVERAGES – 2.8%
Anheuser-Busch Cos Inc	1,926	91,504
Coca-Cola Co.	2,100	93,828
PepsiCo, Inc.	1,361	88,819

		274,151

BIOTECHNOLOGY – 0.8%
Biogen Idec, Inc.*	1,756	78,458

CAPITAL MARKETS – 2.2%
Merrill Lynch & Co., Inc.	1,267	99,105
The Goldman Sachs Group, Inc.	688	116,389

		215,494

CHEMICALS – 1.6%
E.I. du Pont de Nemours & Co.	1,989	85,209
The Dow Chemical Co.	1,812	70,632

		155,841

COMMERCIAL BANKS – 3.1%
Wachovia Corp.	2,205	123,039
Wells Fargo & Co.	5,015	181,443

		304,482

COMMUNICATIONS EQUIPMENT – 10.6%
Cisco Systems, Inc.*	4,824	110,952
Finisar Corp.*	54,465	197,708
JDS Uniphase Corp.*	18,987	41,582
Juniper Networks Inc*	9,900	171,072
MRV Communications, Inc.*	122,228	337,349
Redback Networks, Inc.*	12,554	174,249

		1,032,912

COMPUTERS & PERIPHERALS – 4.6%
Apple Computer, Inc.*	1,374	105,839
EMC Corp.*	10,407	124,676
Hewlett-Packard Co.	3,188	116,968
International Business Machines Corp.	1,212	99,311

		446,794

CONSUMER FINANCE – 1.3%
American Express Co.	2,196	123,152

DIVERSIFIED FINANCIAL SERVICES – 5.8%
Bank of America Corp.	3,489	186,906
Citigroup, Inc.	3,847	191,081
JPMorgan Chase & Co.	3,994	187,558

		565,545

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.6%
Verizon Communications, Inc.	9,416	349,616

ELECTRIC UTILITIES – 0.8%
Exelon Corp.	1,367	$82,758

ELECTRICAL EQUIPMENT – 0.8%
Emerson Electric Co.	947	79,415

FOOD & STAPLES RETAILING – 1.8%
Wal-Mart Stores, Inc.	1,698	83,745
Walgreen Co.	2,148	95,350

		179,095

HEALTH CARE EQUIPMENT & SUPPLIES – 3.6%
Baxter International, Inc.	2,082	94,648
Boston Scientific Corp.*	17,160	253,796

		348,444

HEALTH CARE PROVIDERS & SERVICES – 3.2%
HCA, Inc.	1,774	88,505
Tenet Healthcare Corp*	14,894	121,237
WellPoint, Inc.*	1,275	98,239

		307,981

HOUSEHOLD PRODUCTS – 0.9%
Kimberly-Clark Corp.	1,370	89,543

INDUSTRIAL CONGLOMERATES – 5.3%
General Electric Co.	12,095	426,953
Tyco International, Ltd.	3,116	87,217

		514,170

INSURANCE – 3.6%
Metlife Inc.	1,802	102,137
Prudential Financial, Inc.	1,998	152,348
The Allstate Corp.	1,468	92,088

		346,573

INTERNET SOFTWARE & SERVICES – 0.9%
Google, Inc.*	207	83,193

LEISURE EQUIPMENT & PRODUCTS – 3.9%
Eastman Kodak Co.	3,076	68,902
Leapfrog Enterprises Inc.*	18,991	150,599
Nautilus Inc	11,873	163,254

		382,755

MEDIA – 3.7%
Comcast Corp. Class A*	2,784	102,590
The Walt Disney Co.	2,296	70,969
Time Warner, Inc.	5,296	96,546
Viacom Inc*	2,453	91,203

		361,308

MULTI-UTILITIES – 1.6%
Dominion Resources, Inc.	999	76,413
Duke Energy Corp	2,698	81,480

		157,893

MULTILINE RETAIL – 1.1%
Federated Department Stores Inc	2,599	112,303

OIL, GAS & CONSUMABLE FUELS – 7.1%
ChevronTexaco Corp.	2,707	175,576
ConocoPhillips	1,265	75,306
Exxon Mobil Corp.	4,322	290,006

ALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
Massey Energy Co.	7,126	$149,218

		690,106

PAPER & FOREST PRODUCTS – 0.8%
International Paper Co.	2,313	80,099

PERSONAL PRODUCTS – 0.9%
Alberto-Culver Co.	1,725	87,268

PHARMACEUTICALS – 6.5%
Abbott Laboratories	1,790	86,922
Eli Lilly & Co.	1,771	100,947
Johnson & Johnson	2,062	133,906
Merck & Co Inc	2,699	113,088
Schering-Plough Corp.	4,284	94,634
Wyeth	2,069	105,188

		634,685

REITS – 0.9%
CapitalSource, Inc.	3,244	83,760

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.8%
Intel Corp.	4,793	98,592
Texas Instruments, Inc.	2,390	79,468

		178,060

SOFTWARE – 4.0%
Microsoft Corp.	6,778	185,243
Oracle Corp.*	6,003	106,493
Symantec Corp*	4,782	101,761

		393,497

SPECIALTY RETAIL – 0.8%
Lowe’s Cos., Inc.	2,943	82,581

THRIFT & MORTGAGE FINANCE – 1.9%
Freddie Mac	1,598	105,995
New York Community Bancorp, Inc.	4,724	77,379

		183,374

TOBACCO – 1.1%
Altria Group, Inc.	1,405	107,553

Total Common Stocks (cost $8,837,925)		9,530,368

SHORT TERM INVESTMENTS – 2.2%
MUTUAL FUNDS – 2.2%
Federated Prime Obligation Fund	218,413	218,413

TOTAL SHORT TERM INVESTMENTS (amortized cost $218,413)		218,413

TOTAL INVESTMENTS – 99.9% (cost $9,056,338)		9,748,781
Other assets less liabilities – 0.1%		11,344

NET ASSETS – 100.0%		$9,760,125

*	Non-income producing security

INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 1.4%
Airplanes Pass Through Trust Series D(1)
10.88%, 3/15/12	$494	$0
Peco Energy Transition Trust
6.13%, 3/1/09	750	758,658

Total Asset Backed Securities (cost $1,094,905)		758,658

CORPORATE DEBT OBLIGATIONS – 39.8%
AUTOS – 0.6%
General Motors Acceptance Corp.
7.00%, 2/1/12	300	299,012

BANKS – 2.2%
HBOS PLC(2)
5.92%, 9/29/49	500	483,708
Washington Mutual Preferred Funding Trust(2)
6.53%, 3/29/49	750	736,800

		1,220,508

BROADCASTING/MEDIA – 2.5%
Clear Channel Communications, Inc.
5.75%, 1/15/13	280	269,098
Time Warner Entertainment Co.
10.15%, 5/1/12	500	595,671
Viacom, Inc.(2) 6.88%,
4/30/36	500	494,294

		1,359,063

BROKERAGE – 4.1%
Capital One Capital III
7.69%, 8/15/36	700	745,844
Jefferies Group, Inc.
6.25%, 1/15/36	500	482,397
Lehman Brothers Holdings, Inc.
5.75%, 5/17/13	500	508,881
Morgan Stanley
4.75%, 4/1/14	500	475,490

		2,212,612

BUILDING MATERIALS – 1.1%
CRH America Inc
6.00%, 9/30/16	600	600,842

ELECTRIC UTILITIES – 3.8%
Allegheny Energy Supply Co. LLC(2)
8.25%, 4/15/12	750	817,500
CenterPoint Energy, Inc.
6.85%, 6/1/15	325	344,467
Nevada Power Co.(2)
5.95%, 3/15/16	700	699,321
PSEG Energy Holdings, Inc.
8.50%, 6/15/11	200	213,000

		2,074,288

FINANCIAL SERVICES – 2.1%
Allied Capital Corp
6.63%, 7/15/11	$500	$509,690
Noble Group, Ltd.(2)
6.63%, 3/17/15	700	619,520

		1,129,210

GAMING – 1.8%
Caesars Entertainment, Inc.
7.00%, 4/15/13	400	411,214
MGM Mirage, Inc.
6.75%, 9/1/12	600	591,750

		1,002,964

GAS & PIPELINE UTILITIES – 0.2%
Dynegy Holdings, Inc.
6.88%, 4/1/11	115	111,981

HEALTH SERVICES – 1.0%
Humana, Inc.
6.45%, 6/1/16	500	518,115

HOME CONSTRUCTION – 1.2%
KB Home & Broad Home Corp.
6.38%, 8/15/11	650	628,015

INSURANCE – 2.7%
Assured Guaranty US Holdings, Inc.
7.00%, 6/1/34	502	553,325
Liberty Mutual Group, Inc.(2)
7.00%, 3/15/34	500	499,972
Marsh & McLennan Cos., Inc.
5.75%, 9/15/15	400	392,326

		1,445,623

REITS – 0.9%iStar Financial Inc(2)
5.95%, 10/15/13	500	502,527
OIL – 3.1%
Amerada Hess Corp.
7.88%, 10/1/29	500	590,865
Enterprise Products Operating LP
8.38%, 8/1/66	500	526,292
Pemex Finance, Ltd. 9.03%, 2/15/11	540	579,479

		1,696,636

GAS & PIPELINE UTILITIES – 1.1%
Anadarko Petroleum Corp
5.95%, 9/15/16	600	607,169

PAPER – 1.1%
Abitibi-Consolidated, Inc.
5.25%, 6/20/08	650	624,000

REAL ESTATE – 4.4%
Commercial Net Lease Realty
6.25%, 6/15/14	550	562,703
7.13%, 3/15/08	600	612,398

INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
Reckson Operating Partnership
5.15%, 1/15/11	$700	$689,820
Simon Property Group LP
5.75%, 5/1/12	550	557,898

		2,422,819

RETAIL – 0.6%
Controladora Commercial Mexicana S.A. de C.V.
6.63%, 6/1/15	325	336,687

SUPERMARKETS – 1.0%
Delhaize America, Inc.
8.13%, 4/15/11	500	536,644

TELECOMMUNICATIONS – 3.2%
Intelsat
6.50%, 11/1/13	260	207,350
Sprint Capital Corp.
6.90%, 5/1/19	400	416,263
Telecom Italia Capital
5.25%, 11/15/13	500	473,440
Telefonica Emisones SAU
6.42%, 6/20/16	650	668,738

		1,765,791

UTILITIES – 1.1%
Nisource Finance Corp.
5.40%, 7/15/14	600	580,651

Total Corporate Debt Obligations (cost $21,577,092)		21,675,157

COMMERCIAL MORTGAGE BACKED SECURITIES – 8.8%
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-C1 Class A3
5.40%, 7/15/44	750	749,245
Commercial Mortgage Asset Trust
Series 1999-C1 Class F(2)
6.25%, 1/17/32	400	419,860
CS First Boston Mortgage Securities Corp.
Series 2000-C1 Class A2
7.55%, 4/15/62	400	426,445
GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Class A2
4.08%, 5/10/36	800	748,954
4.22%, 4/10/40	220	214,994
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3 Class A4
4.80%, 8/10/42	200	192,880
GS Mortgage Securities Corp.
Series 2005-GG4 Class AJ
4.78%, 7/10/39	700	669,986
JP Morgan Chase Commercial Mortgage Series 2005 LDP5 Mortgage Certificate Class A3
5.37%, 12/15/44	550	549,560
JP Morgan Chase Commercial Mortgage Securities Corp.
6.07%, 4/15/45	$500	$520,416
LB-UBS Commercial Mortgage Trust Series 2002-C2 Class A1
3.83%, 6/15/26	70	69,500
Wachovia Bank Comercial Mortgage Trust Series 2003-C9 Class A2
3.96%, 12/15/35	235	229,238

Total Commercial Mortgage Backed Securities (cost $4,759,596)		4,791,078

U.S. GOVERNMENT AGENCY OBLIGATIONS – 46.7%
Federal Home Loan Mortgage
4.77%, 8/1/32	326	328,338
5.00%, 9/1/19	392	385,477
5.00%, 11/1/19	802	788,072
5.50%, 10/1/17	219	219,776
5.50%, 11/1/17	428	428,517
5.50%, 9/15/28	600	605,549
5.50%, 6/1/33	392	387,954
5.50%, TBA	500	492,969
5.75%, 4/15/08	1,250	1,263,700
6.00%, 1/1/17	174	176,680
6.00%, 2/1/29	20	20,703
6.50%, 10/1/16	76	77,362
6.50%, 11/1/16	8	8,287
6.50%, 9/1/34	413	421,615
6.50%, 4/1/35	373	380,081
7.00%, 11/1/29	35	36,506
7.00%, 1/1/31	18	18,563
7.00%, 4/1/31	5	5,130
7.00%, 8/1/31	161	165,854
7.50%, 3/1/30	9	8,973
7.50%, 12/1/30	17	17,843
Federal National Mortgage Assn.
4.50%, 6/1/19	1,430	1,381,586
5.00%, 6/1/18	499	492,107
5.00%, 7/1/20	1,219	1,198,217
5.00%, 10/1/20	462	453,811
5.00%, 12/1/20	283	278,650
5.00%, 9/1/35	1,137	1,092,952
5.00%, 10/1/35	522	501,992
5.00%, 1/1/36	743	714,198
5.00%, 7/1/36	648	623,865
5.05%, 4/28/15	1,000	980,562
5.50%, 12/1/32	1,353	1,337,293
5.50%, 6/1/35	1,397	1,377,114
5.50%, 8/1/35	902	888,885
6.00%, 12/1/13	17	17,020
6.00%, 11/1/16	25	25,347
6.00%, 1/25/32	1,329	1,345,163
6.00%, 8/1/34	514	516,856
6.00%, TBA	1,000	1,004,375
8.00%, 8/1/30	5	5,045
Government National Mortgage Assn.
6.00%, 8/15/16	75	76,146
6.00%, TBA	450	454,219
6.50%, 9/15/31	94	96,932
6.50%, 3/15/32	119	122,051

INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
6.50%, 9/15/32	$148	$152,235
6.50%, 10/15/32	212	217,388
7.00%, 12/15/14	33	34,041
7.00%, 2/15/28	27	27,444
7.50%, 3/15/30	3	3,637
7.50%, 9/15/30	48	50,470
Tennessee Valley Authority Series A
5.63%, 1/18/11	200	204,995
U.S. Treasury Notes (3)
1.88%, 7/15/13	1,107	1,078,672
2.00%, 1/15/14	715	701,782
3.50%, 11/15/09	1,800	1,742,555

Total U.S. Government Agency Obligations (cost $25,690,782)		25,435,554

SHORT TERM INVESTMENTS – 5.9%
DISCOUNT NOTES – 3.7%
Morgan Stanley Dean Witter & Co.
5.28%, 10/12/06	2,000	1,996,773

	Shares
MUTUAL FUNDS – 2.2%
Federated Prime Obligation Fund	1,215,275	1,215,275
SSGA Money Market Fund	7	7

		1,215,282

Total Short Term Investments (cost $3,212,055)		3,212,055

TOTAL INVESTMENTS – 102.6% (cost $56,334,430)		55,872,502
Liabilities in excess of other assets– (2.6)%		(1,399,133)

NET ASSETS – 100.0%		$54,473,369

(1)	Security is in default.

(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006 these securities amounted to $3,953,475, representing 7.26% of net assets.

(3)	Security or a portion of the security has been designated as collateral for TBA securities.

TBA = to be announced

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
COMMERCIAL PAPER – 97.3%
American Express Credit Corp.
5.23%, 11/28/06	$3,900	$3,900,000
5.24%, 11/15/06	1,100	1,100,000
American General Finance Corp.(1)
5.29%, 12/5/06	5,220	5,170,142
AT&T, Inc. (1)
5.23%, 10/18/06	2,000	1,995,060
5.23%, 10/19/06	3,090	3,081,920
Barclays U.S. Funding
5.24%, 10/26/06	2,000	1,992,722
5.25%, 10/20/06	400	398,892
5.25%, 11/15/06	1,600	1,589,500
5.27%, 11/15/06	1,200	1,192,095
BellSouth Corp. (1)
5.22%, 10/10/06	2,400	2,396,868
5.23%, 10/4/06	2,800	2,798,780
Caterpillar Financial Services
5.20%, 10/10/06	5,000	4,993,500
CIT Group, Inc. 5.09%, 11/1/06	4,470	4,450,408
Citigroup Funding, Inc.
5.24%, 11/6/06	2,615	2,615,000
5.35%, 10/12/06	2,604	2,604,000
Dupont ( E. I.) De Nemours & Co.(1)
5.20%, 10/17/06	3,900	3,890,987
Export Development Corp.
5.22%, 11/29/06	1,200	1,189,734
5.25%, 10/3/06	4,000	3,998,833
FCAR Owner Trust
5.25%, 1/25/07	3,920	3,853,687
5.27%, 10/3/06	1,158	1,157,661
General Electric Capital Corp.
5.25%, 12/14/06	3,307	3,307,000
Harley Davidson(1)
5.22%, 10/19/06	2,500	2,493,475
HSBC Finance Corp.
5.25%, 11/22/06	4,800	4,763,600
KFW International Finance, Inc.(1)
5.21%, 10/11/06	4,820	4,813,024
Merrill Lynch & Co., Inc.
5.23%, 10/31/06	5,000	4,978,208
Morgan Stanley Dean Witter & Co.
5.25%, 10/20/06	5,100	5,085,869
National Rural Utilities Cooperative Finance Corp.
5.24%, 10/19/06	4,355	4,343,590
Province of British Columbia
5.25%, 1/22/07	4,950	4,868,428
Prudential Funding LLC
5.22%, 10/23/06	4,000	3,987,240
5.22%, 12/18/06	500	494,345
Rabobank USA Financial Corp. 5.22%, 10/30/06	5,000	4,978,975
Societe Generale North America 5.30%, 10/10/06	$4,500	$4,494,043
Thunder Bay Funding, Inc. (1)
5.25%, 10/25/06	1,200	1,195,800
5.25%, 11/2/06	2,100	2,090,200
5.27%, 10/31/06	1,800	1,792,095
Toyota Credit de Puerto Rico
5.21%, 11/17/06	1,500	1,489,797
5.24%, 12/5/06	3,000	2,971,617
UBS Finance, Inc.
5.27%, 10/16/06	4,800	4,789,470
United Parcel Service, Inc.
5.06%, 1/3/07	3,240	3,197,192
Wal Mart Stores, Inc.(1)
5.24%, 10/11/06	4,800	4,793,013

Total COMMERCIAL PAPER (amortized cost $125,296,770)		125,296,770

	Shares	Value
MUTUAL FUNDS – 2.4%
Federated Prime Obligation Fund	3,008,797	3,008,797
SSGA Money Market Fund	1,417	1,417

TOTAL MUTUAL FUNDS (amortized cost $3,010,214)		3,010,214

TOTAL INVESTMENTS – 99.7% (cost $128,306,984)		128,306,984
Other assets less liabiliities – 0.3%		442,689

NET ASSETS – 100.0%		$128,749,673

(1)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006 these securities amounted to $36,511,364, representing 28.36% of net assets.

REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 96.7%
APARTMENTS – 15.4%
Archstone-Smith Trust	157,768	$8,588,890
AvalonBay Communities, Inc.	51,099	6,152,319
BRE Properties, Inc.	170,405	10,178,291
Equity Residential Properties Trust	118,738	6,005,768

		30,925,268

BANKS – 3.7%
New York Community Bancorp, Inc.	455,935	7,468,215

DIVERSIFIED – 11.0%iStar Financial, Inc.	161,625	6,739,762
Lexington Corporate Properties Trust	250,498	5,305,548
Vornado Realty Trust	92,018	10,029,962

		22,075,272

FINANCIAL SERVICES – 5.2%
CapitalSource, Inc.	400,539	10,341,917

HEALTH CARE EQUIPMENT & SERVICES – 4.4%
Medical Properties Trust, Inc.	666,441	8,923,645

HOTELS & RESTAURANTS – 5.1%
Hilton Hotels Corp.	148,620	4,139,067
Host Marriott Corp.	264,901	6,074,180

		10,213,247

OFFICE – 17.1%
Alexandria Real Estate Equities, Inc.	80,942	7,592,360
Equity Office Properties Trust	216,687	8,615,475
Highwoods Properties, Inc.	200,197	7,449,330
Reckson Associates Realty Corp.	49,090	2,101,052
SL Green Reality Corp.	77,638	8,672,165

		34,430,382

REGIONAL MALLS – 13.9%
General Growth Properties, Inc.	82,165	3,915,162
Macerich Co.	111,400	8,506,504
Pennsylvania Real Estate Investment	140,004	5,959,970
Simon Property Group, Inc.	106,344	9,636,894

		28,018,530

SHOPPING CENTERS – 11.3%
Developers Diversified Realty Corp.	137,225	7,651,666
Kimco Realty Corp.	202,123	8,665,013
Regency Centers Corp.	94,000	6,463,440

		22,780,119

STORAGE – 2.8%
Public Storage, Inc.	66,046	5,679,296

WAREHOUSE & INDUSTRIAL – 6.8%
Eastgroup Properties, Inc.	124,045	6,184,884
ProLogis Trust	131,990	7,531,349

		13,716,233

Total Real Estate Investment Trusts (cost $146,508,529)		194,572,124

SHORT TERM INVESTMENT – 3.1%
MUTUAL FUNDS – 3.1%
Federated Prime Obligation Fund (cost $6,318,873)	6,318,873	$6,318,873

TOTAL INVESTMENTS – 99.8% (cost $152,827,402)		200,890,997
Other assets less liabilities – 0.2%		392,482

NET ASSETS – 100.0%		$201,283,479

DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

Country Code	Shares	Value
COMMON STOCKS – 96.9%
AIR FREIGHT & LOGISTICS – 0.5%
United Parcel Services, Inc. Class B	3,900	$280,566

AUTOMOBILES – 1.9%
Harley-Davidson, Inc.	16,900	1,060,475

BEVERAGES – 2.0%
Diageo PLC ADR	9,600	681,984
Heineken Holding NV NL	11,425	449,180

		1,131,164

CAPITAL MARKETS – 2.0%
Ameriprise Financial, Inc.	13,080	613,452
Morgan Stanley	5,300	386,423
State Street Corp.	1,700	106,080

		1,105,955

COMMERCIAL BANKS – 6.4%
Commerce Bancorp, Inc.	10,000	367,100
HSBC Holdings PLC GB	90,625	1,652,842
Wells Fargo & Co.	42,500	1,537,650

		3,557,592

COMMERCIAL SERVICES & SUPPLIES – 1.3%
D & B Corp.*	9,300	697,407

COMMUNICATIONS EQUIPMENT – 0.2%
Nokia Corp. ADR	6,800	133,892

COMPUTERS & PERIPHERALS – 1.3%
Dell, Inc.*	15,400	351,736
Hewlett-Packard Co.	9,500	348,555

		700,291

CONSTRUCTION MATERIALS – 1.4%
Martin Marietta Materials, Inc.	4,800	406,176
Vulcan Materials Co.	4,900	383,425

		789,601

CONSUMER FINANCE – 4.5%
American Express Co.	44,400	2,489,952

CONTAINERS & PACKAGING – 2.0%
Sealed Air Corp.	20,200	1,093,224

DIVERSIFIED CONSUMER SERVICES – 1.4%
Apollo Group, Inc. Class A*	3,900	192,036
H&R Block, Inc.	26,700	580,458

		772,494

DIVERSIFIED FINANCIAL SERVICES – 7.7%
Citigroup, Inc.	23,633	1,173,851
JPMorgan Chase & Co.	50,496	2,371,292
Moody’s Corp.	11,200	732,256

		4,277,399

ENERGY EQUIPMENT & SERVICES – 0.8%
Transocean, Inc.*	5,800	424,734

FOOD & STAPLES RETAILING – 5.7%
Costco Wholesale Corp.	41,300	$2,051,784
Wal-Mart Stores, Inc.	23,300	1,149,156
		3,200,940
FOOD PRODUCTS – 0.6%
The Hershey Co.	6,700	358,115

HEALTH CARE PROVIDERS & SERVICES – 2.3%
Cardinal Health, Inc.	8,200	539,068
Caremark Rx, Inc.	13,400	759,378

		1,298,446

HOUSEHOLD DURABLES – 0.2%
Hunter Douglas NV NL	1,760	123,475

HOUSEHOLD PRODUCTS – 1.2%
The Procter & Gamble Co.	10,500	650,790

INDUSTRIAL CONGLOMERATES – 4.3%
Tyco International, Ltd.	85,530	2,393,985

INSURANCE – 14.4%
American International Group, Inc.	37,100	2,458,246
Aon Corp.	11,100	375,957
Berkshire Hathaway, Inc. Class A*	19	1,820,200
Loews Corp.	30,000	1,137,000
Markel Corp.*	110	45,172
The Chubb Corp.	2,900	150,684
The Principal Financial Group, Inc.	3,400	184,552
The Progressive Corp.	53,600	1,315,344
Transatlantic Holdings, Inc.	8,787	530,823

		8,017,978

INTERNET & CATALOG RETAIL – 1.2%
Amazon.com, Inc.*	9,800	314,776
Expedia, Inc.*	3,900	61,152
IAC/InterActiveCorp*	3,700	106,412
Liberty Media Holding Corp - Interactive Series A*	8,900	181,382

		663,722

IT SERVICES – 1.4%
Iron Mountain, Inc.*	18,500	794,390

MARINE – 0.4%
Kuehne & Nagel International AG CH	3,000	207,517

MEDIA – 7.1%
Comcast Corp. Class A Special*	49,800	1,833,138
Gannett Co., Inc.	2,500	142,075
Lagardere S.C.A. FR	6,500	469,211
Liberty Media Holding Corp - Capital Series A*	1,740	145,412
News Corp., Class A	47,200	927,480
NTL, Inc.	11,452	291,224

DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

Country Code	Shares	Value
WPP Group PLC ADR	2,300	$141,979

		3,950,519

METALS & MINING – 0.4%
BHP Billiton PLC GB	6,800	117,339
Rio Tinto PLC GB	2,500	118,235

		235,574

OIL, GAS & CONSUMABLE FUELS – 10.3%
ConocoPhillips	38,228	2,275,713
Devon Energy Corp.	18,000	1,136,700
EOG Resources, Inc.	16,600	1,079,830
Occidental Petroleum Corp.	26,000	1,250,860

		5,743,103

PERSONAL PRODUCTS – 0.4%
Avon Products, Inc.	7,200	220,752

SOFTWARE – 2.2%
Microsoft Corp.	44,400	1,213,452

SPECIALTY RETAIL – 1.3%
Bed Bath & Beyond Inc*	8,300	317,558
CarMax, Inc.*	3,200	133,472
Lowe’s Cos., Inc.	9,700	272,182

		723,212

THRIFT & MORTGAGE FINANCE – 3.3%
Golden West Financial Corp.	23,900	1,846,275

TOBACCO – 4.4%
Altria Group, Inc.	32,100	2,457,255

TRANSPORTATION INFRASTRUCTURE – 0.8%
China Merchants Holdings International Co., Ltd. HK	97,290	285,941
Cosco Pacific, Ltd. HK	83,300	166,566

		452,507

WIRELESS TELECOMMUNICATION SERVICES – 1.6%
SK Telecom Co., Ltd. ADR	11,800	278,834
Sprint Nextel Corp.	35,300	605,395

		884,229

Total Common Stocks (cost $38,573,669)		53,950,982

	Principal Amount (000)	Value
SHORT TERM INVESTMENT – 3.2%
REPURCHASE AGREEMENT – 3.2%
State Street Bank and Trust Company 4.76, %, 10/2/06 (collateralized by $1,860,000 Federal National Mortgage Association, 3.25%, 02/15/09, with a value of $1,798,800, total to be received $1,763,699) (Amortized Cost $1,763,000)	$1,763	1,763,000

TOTAL INVESTMENTS – 100.1% (cost $40,336,669)		55,713,982
Liabilities in excess of other assets – (0.1)%		(71,503)

NET ASSETS – 100.0%		$55,642,479

*	Non-income producing security

ADR = American Depositary Receipt

CH = Switzerland

FR = France

GB = Great Britain

HK = Hong Kong

NL = Netherlands

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

Country Code	Shares	Value
COMMON STOCKS – 99.3%
AEROSPACE & DEFENSE – 1.0%
Alliant Techsystems, Inc.*	1,200	$97,272
Armor Holdings, Inc.*	800	45,864
Cubic Corp.	700	13,706
Curtiss-Wright Corp.	500	15,175
DynCorp International, Inc.*	6,400	80,576
Esterline Technologies Corp.*	500	16,880
K&F Industries Holdings, Inc.*	100	1,878
Ladish Co., Inc.*	1,000	28,880
LMI Aerospace, Inc.*	500	9,250
Orbital Sciences Corp.*	12,300	230,871
Teledyne Technologies, Inc.*	3,700	146,520
Triumph Group, Inc.	2,600	110,110
United Industrial Corp.	1,100	58,850

		855,832

AIR FREIGHT & LOGISTICS – 0.8%
ABX Air, Inc.*	300	1,686
Atlas Air Worldwide Holdings, Inc.*	400	17,408
CH Robinson Worldwide, Inc.	1,700	75,786
EGL, Inc.*	3,851	140,330
Forward Air Corp.	1,600	52,944
HUB Group, Inc.*	9,300	211,854
Pacer International, Inc.	7,900	219,304

		719,312

AIRLINES – 0.7%
Alaska Air Group, Inc.*	5,200	197,808
AMR Corp.*	5,970	138,146
Continental Airlines, Inc.*	4,274	120,997
ExpressJet Holdings, Inc.*	3,700	24,457
Frontier Airlines Holdings Inc*	800	6,600
Mesa Air Group, Inc.*	5,000	38,800
Republic Airways Holdings, Inc.*	1,600	24,832
SkyWest, Inc.	200	4,904

		556,544

AUTO COMPONENTS – 1.0%
Aftermarket Technology Corp.*	2,900	51,504
ArvinMeritor, Inc.	14,000	199,360
Autoliv, Inc.	1,900	104,709
Fuel Systems Solutions, Inc.*	1,200	15,264
GenTek, Inc.*	500	13,805
Lear Corp.	2,640	54,648
Modine Manufacturing Co.	2,600	63,258
Sauer- Danfoss, Inc.	2,300	55,154
Shiloh Industries, Inc.*	600	8,088
Tenneco Automotive, Inc.*	9,700	226,883
The Goodyear Tire & Rubber Co.*	4,100	59,450
TRW Automotive Holdings Corp.*	700	16,849
Visteon Corp.*	2,300	18,745

		887,717

AUTOMOBILES – 0.1%
Thor Industries, Inc.	1,200	49,404
Winnebago Indiana, Inc.	2,100	65,898

		115,302

BEVERAGES – 0.2%
Boston Beer Co., Inc.*	1,200	$39,420
Coca-Cola Enterprises, Inc.	1,100	22,913
Jones Soda Co.*	600	5,370
MGP Ingredients, Inc.	900	19,143
National Beverage Corp.	2,500	29,775
Pepsi Bottling Group, Inc.	2,400	85,200

		201,821

BIOTECHNOLOGY – 0.1%
Alnylam Pharmaceuticals, Inc.*	400	5,764
Digene Corp.*	800	34,520
Isis Pharmaceuticals, Inc.*	2,900	20,822
Lexicon Genetics, Inc.*	500	1,885
QLT Inc*.	1,300	9,880
Regeneron Pharmaceuticals, Inc.*	900	14,121
Savient Pharmaceuticals, Inc.*	700	4,557

		91,549

BUILDING PRODUCTS – 0.6%
American Woodmark Corp.	1,600	53,904
Ameron International Corp.	1,000	66,440
Builders FirstSource, Inc.*	3,600	54,828
Insteel Industries, Inc.	2,300	45,701
Jacuzzi Brands Inc*	900	8,991
Lennox International, Inc.	2,500	57,250
PW Eagle, Inc.	1,700	51,017
Universal Forest Products, Inc.	3,400	166,770

		504,901

CAPITAL MARKETS – 1.4%
Apollo Investment Corp.	1,100	22,561
Calamos Asset Management, Inc.	200	5,864
Cohen & Steers Inc.	200	6,472
GFI Group, Inc.*	700	38,703
Greenhill & Co., Inc.	2,600	174,252
Janus Capital Group, Inc.	4,800	94,656
Jefferies Group, Inc.	3,000	85,500
Knight Capital Group, Inc.*	15,529	282,628
LaBranche & Co., Inc.*	5,400	55,998
Lazard, Ltd.	500	19,990
Penson Worldwide, Inc.*	400	7,180
Piper Jaffray Cos., Inc.*	4,200	254,604
Raymond James Financial, Inc.	2,300	67,252
Stifel Financial Corp.*	700	22,218
SWS Group, Inc.	2,300	57,247

		1,195,125

CHEMICALS – 3.2%
Airgas, Inc.	600	21,702
Albemarle Corp.	900	48,897
Arch Chemicals, Inc.	2,300	65,435
Ashland Inc.	700	44,646
CF Industries Holdings, Inc.	500	8,535
Cytec Industries, Inc.	1,500	83,385
FMC Corp.	800	51,256
Fuller H B Co.	11,000	257,840
Georgia Gulf Corp.	2,700	74,034
Hercules, Inc.*	16,500	260,205
Koppers Holdings, Inc.	100	1,897
Landec Corp*	500	5,400
Lubrizol Corp.	600	27,438

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

Country Code	Shares	Value
Lyondell Chemical Co.	2,500	$63,425
MacDermid, Inc.	1,900	61,978
NewMarket Corp.	3,800	221,008
OM Group, Inc.*	6,400	281,216
Pioneer Cos., Inc.*	2,000	49,020
PolyOne Corp.*	24,200	201,586
Rockwood Holdings, Inc.*	200	3,996
Rohm & Haas Co.	1,500	71,025
Schulman A, Inc.	3,400	79,934
Sensient Technologies Corp.	5,300	103,721
Sigma-Aldrich Corp.	300	22,701
Spartech Corp.	6,800	182,036
Stepan Chemical Co.	600	17,538
Terra Industries Inc*.	700	5,397
Tronox, Inc.	3,500	44,625
Valspar Corp.	2,900	77,140
Westlake Chemical Corp.	2,300	73,623
WR Grace & Co.*	12,200	161,772

		2,672,411

COMMERCIAL BANKS – 2.0%
Bancorpsouth, Inc.	3,000	83,280
Banner Corp.	300	12,312
BOK Financial Corp.	100	5,260
Capital Corp of the West	100	3,102
Cascade Bancorp.	100	3,755
Chittenden Corp.	500	14,345
Citizens Banking Corp.	100	2,626
City Holding Co.	1,400	55,818
Columbia Banking Systems, Inc.	1,300	41,613
Comerica, Inc.	900	51,228
Community Banking Systems, Inc.	100	2,216
Community Trust Bancorp, Inc.	600	22,590
Financial Institutions Inc.	100	2,336
First BanCorp- Puerto Rico	500	5,530
First Citizens BancShares, Inc.	200	38,220
First Indiana Corp.	550	14,305
First Republic Bank	2,600	110,656
First Security Group, Inc.	2,400	27,648
First South Bancorp, Inc.	100	3,059
FNB Corp.	900	14,994
Frontier Financial Corp.	650	16,861
Greater Bay Bancorp.	5,300	149,513
Greene County Bancshares, Inc.	300	10,968
Hancock Holding Co.	1,800	96,390
Hanmi Financial Corp.	2,400	47,040
Huntington Bancshares, Inc.	800	19,144
Independent Bank Corp.	1,685	40,912
Integra Bank Corp.	100	2,528
Intervest Bancshares Corp*.	600	26,136
MainSource Financial Group, Inc.	300	5,091
National Penn Bancshares, Inc.	1,236	24,250
NBT Bancorp, Inc.	200	4,652
Pacific Capital Bancorp.	1,100	29,667
Pinnacle Financial Partners, Inc.*	100	3,580
Porter Bancorp Inc*.	400	9,072
Preferred Bank	500	29,985
PrivateBancorp, Inc.	1,000	45,720
Provident Bankshares Corp.	3,000	111,150
Republic Bancorp, Inc.	400	8,460
Southwest Bancorp, Inc.	400	10,328
Sterling Bancshares, Inc.	1,800	36,450
Sterling Financial Corp.	3,800	$123,234
SVB Financial Group*	2,700	120,528
TCF Financial Corp.	3,200	84,128
TD Banknorth, Inc.	600	17,328
Texas Regional Bancshares, Inc. Class A	30	1,154
Union Bankshares Corp.	100	4,432
United Bankshares, Inc.	600	22,332
United Community Banks, Inc.	500	15,025
Virginia Commerce Bancorp*	550	12,210
WesBanco, Inc.	400	11,688
Wilshire Bancorp Inc.	100	1,904

		1,656,753

COMMERCIAL SERVICES & SUPPLIES – 4.3%
ABM Industries, Inc.	300	5,628
Administaff, Inc.	5,700	192,090
American Ecology Corp.	1,400	27,636
American Reprographics Co.*	200	6,412
Amrep Corp.	300	14,661
Banta Corp.	3,500	166,600
Bowne & Co., Inc.	600	8,568
CBIZ, Inc.*	4,700	34,310
Central Parking Corp.	2,500	41,250
Cenveo, Inc.*	7,800	146,796
Clean Harbors, Inc.*	2,000	87,100
Coinstar Inc.*	400	11,512
COMSYS IT Partners Inc*	500	8,595
Consolidated Graphics, Inc.*	1,900	114,323
Cornell Cos., Inc.*	500	8,640
Corrections Corp of America*	2,050	88,662
Covanta Holding Corp.*	2,800	60,284
Deluxe Corp.	400	6,840
Ennis, Inc.	2,700	58,455
Exponent, Inc.*	2,100	35,007
Geo Group, Inc.*	1,500	63,375
Healthcare Services Group, Inc.	2,300	57,868
Heidrick & Struggles International, Inc.*	1,800	64,800
ICT Group, Inc.*	1,000	31,470
IHS Inc.*	100	3,208
IKON Office Solutions, Inc.	17,600	236,544
John H Harland Co.	5,200	189,540
Kelly Services, Inc.	300	8,223
Kenexa Corp.*	200	5,044
Kforce, Inc.*	3,500	41,755
Knoll, Inc.	4,000	80,800
Korn / Ferry International*	8,500	177,990
Labor Ready, Inc.*	5,500	87,615
Manpower, Inc.	1,800	110,286
Mobile Mini, Inc.*	500	14,205
NCO Group Inc.*	800	20,976
On Assignment, Inc.*	3,000	29,430
PeopleSuppor,t Inc.*	1,400	25,900
PHH Corp.*	4,100	112,340
Republic Services, Inc.	1,200	48,252
Robert Half International, Inc.	200	6,794
RR Donnelley & Sons Co.	1,000	32,960
Sitel Corp.*	2,200	6,622
Spherion Corp.*	7,500	53,625
Standard Register Co. / The	1,200	15,840
Steelcase, Inc.	3,200	50,208
Synagro Technologies, Inc.	400	1,688
Team, Inc.*	800	20,048

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

Country Code	Shares	Value
Teletech Holdings, Inc.*	6,900	$107,847
Tetra Tech, Inc.*	8,700	151,554
United Stationers, Inc.*	3,400	158,134
Viad Corp.	2,800	99,148
Volt Information Sciences, Inc.*	2,300	81,765
Waste Connections, Inc.*	2,600	98,566
Waste Industries USA Inc	100	2,703
Watson Wyatt Worldwide, Inc.	3,300	135,036
West Corp.*	1,700	82,110

		3,637,638

COMMUNICATIONS EQUIPMENT – 1.7%
Adtran, Inc.	600	14,304
Anaren, Inc.*	2,800	58,996
Arris Group, Inc.*	4,000	45,840
Avanex Corp.*	3,700	6,401
Avaya, Inc.*	2,700	30,888
Avocent Corp.*	700	21,084
Bel Fuse, Inc.	700	19,166
Black Box Corp.	1,000	38,920
C-Cor.net Corp.*	200	1,716
Carrier Access Corp.*	1,600	11,360
CommScope, Inc.*	8,700	285,882
Digi International, Inc.*	1,200	16,200
Ditech Networks, Inc.*	4,100	31,611
EMS Technologies, Inc.*	1,400	26,292
Foundry Networks, Inc.*	2,900	38,135
Harmonic, Inc.*	1,400	10,304
Inter-Tel, Inc.	200	4,320
Interdigital Communications Corp.*	5,600	190,960
Mastec, Inc.*	600	6,642
Oplink Communications, Inc.*	2,800	55,944
Packeteer, Inc.*	2,100	18,081
Performance Technologies, Inc.*	1,300	8,840
Polycom, Inc.*	10,200	250,206
Radyne Corp.*	100	1,224
Redback Networks, Inc.*	3,200	44,416
Sirenza Microdevices, Inc.*	3,200	25,280
Sonus Networks, Inc.*	8,800	46,288
Stratex Networks, Inc.*	1,500	6,660
Sycamore Networks, Inc.*	8,710	32,924
Tekelec, Inc.*	500	6,480
Utstarcom Inc*	2,200	19,514
Viasat, Inc.*	1,800	45,144

		1,420,022

COMPUTERS & PERIPHERALS – 1.5%
Brocade Communications Systems, Inc.*	39,700	280,282
Cray, Inc.*	1,900	21,128
Diebold, Inc.	500	21,765
Eletronics for Imaging, Inc.*	400	9,152
Emulex Corp.*	9,700	176,249
Hypercom Corp.*	7,400	50,172
Imation Corp.	3,300	132,495
Intermec, Inc.*	500	13,180
Komag, Inc.*	5,190	165,873
LaserCard Corp.*	100	1,304
Lexmark International, Inc. Class A*	2,000	115,320
NCR Corp.*	1,000	39,480
Palm, Inc.*	7,840	114,150
QLogic Corp.*	1,600	30,240
Seagate Technology*	611	14,108
Western Digital Corp.*	3,692	$66,825

		1,251,723

CONSTRUCTION & ENGINEERING – 1.1%
Chicago Bridge & Iron Co.	500	12,030
Comfort Systems USA, Inc.	4,700	53,862
EMCOR Group, Inc.*	5,400	296,136
Granite Construction, Inc.	3,600	192,060
Infrasource Services, Inc.*	5,000	87,750
Insituform Technologies, Inc.*	2,100	50,988
Michael Baker Corp.*	900	18,324
Perini Corp.*	1,800	37,584
Quanta Services, Inc.*	11,700	197,262
Sterling Construction Co., Inc.*	1,400	28,084

		974,080

CONSTRUCTION MATERIALS – 0.2%
Eagle Materials, Inc.	3,900	131,352
Headwaters, Inc.*	900	21,015
Texas Industries, Inc.	385	20,043
US Concrete, Inc.*	2,900	18,879

		191,289

CONSUMER FINANCE – 1.1%
Ace Cash Express, Inc.*	500	14,945
Advance America Cash Advance Centers, Inc.	800	11,536
Advanta Corp.	4,400	162,360
AmeriCredit Corp.*	4,200	104,958
Asta Funding, Inc.	2,200	82,478
Cash America International, Inc.	6,100	238,388
Credit Acceptance Corp.*	200	5,936
Dollar Financial Corp.*	1,800	39,276
Ezcorp, Inc.*	1,500	58,020
First Cash Financial Services, Inc.*	3,200	65,888
First Marblehead Corp. / The	800	55,408
World Acceptance Corp.*	2,100	92,358

		931,551

CONTAINERS & PACKAGING – 1.1%
AEP Industries, Inc.*	300	12,585
Aptargroup, Inc.	400	20,352
Bemis Co.	1,800	59,148
Caraustar Industries, Inc.*	900	7,173
Chesapeake Corp.	200	2,862
Graphic Packaging Corp.*	1,000	3,660
Greif, Inc.	2,600	208,286
Myers Industries, Inc.	3,700	62,900
Packaging Corp of America	3,600	83,520
Pactiv Corp.*	4,500	127,890
Rock-Tenn Co.	2,100	41,580
Silgan Holdings, Inc.	3,900	146,484
Sonoco Products Co.	2,000	67,280
Temple-Inland, Inc.	1,300	52,130

		895,850

DISTRIBUTORS – 0.0%
Building Materials Holding Corp.	1,200	31,224
Keystone Automotive Industries, Inc.*	100	3,802

		35,026

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

Country Code	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 1.6%
Alderwoods Group, Inc.*	2,300	$45,609
Bright Horizons Family Solutions, Inc.*	400	16,692
Career Education Corp.*	1,300	29,237
Coinmach Service Corp.	300	2,979
Corinthian Colleges, Inc.*	8,100	87,561
CPI Corp	200	9,708
DeVry, Inc.*	7,200	153,144
INVESTools, Inc.*	3,700	39,331
ITT Educational Services, Inc.*	1,300	86,190
Jackson Hewitt Tax Service, Inc.	7,400	222,074
Pre-Paid Legal Services, Inc.	100	3,967
Regis Corp.	3,200	114,720
Service Corp International	3,700	34,558
Sotheby’s Holdings	8,000	257,920
Steiner Leisure, Ltd.*	1,900	79,895
Stewart Enterprises, Inc.	7,400	43,364
Strayer Education, Inc.	1,000	108,210
Vertrue, Inc.*	700	27,524

		1,362,683

DIVERSIFIED FINANCIAL SERVICES – 0.5%
Financial Federal Corp.	500	13,400
IntercontinentalExchange, Inc.*	900	67,563
International Securities Exchange, Inc.	6,200	290,718
Medallion Financial Corp.	900	9,927
Pico Holdings, Inc.*	500	16,275
Resource America, Inc.	500	10,400

		408,283

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.8%
Alaska Communications Systems, Inc.	4,900	65,023
CenturyTel, Inc.	3,300	130,911
Cincinnati Bell, Inc.*	22,800	109,896
Citizens Banking Corp.	6,600	92,664
Cogent Communications Group, Inc.*	1,600	18,544
Commonwealth Telephone Enterprises, Inc.	100	4,123
Consolidated Communications Holdings, Inc.	600	11,226
CT Communications, Inc.	700	15,204
Embarq Corp	2,100	101,577
Fairpoint Communications, Inc.	3,200	55,680
General Communication, Inc.*	2,600	32,214
Iowa Telecommunication Services, Inc.	1,800	35,622
North Pittsburgh Systems, Inc.	900	22,653

		695,337

ELECTRIC UTILITIES – 0.6%
Allete, Inc.	600	26,070
Central Vermont Public Service Corp.	300	6,633
Cleco Corp.	6,300	159,012
El Paso Electric Co.*	400	8,936
Idacorp, Inc.	4,600	173,926
Otter Tail Corp.	100	2,924
Pepco Holdings, Inc.	2,600	62,842
Portland General Electric Co.	100	2,441
UIL Holdings Corp.	2,799	$104,962

		547,746

ELECTRICAL EQUIPMENT – 2.3%
Acuity Brands, Inc.	6,000	272,400
Baldor Electric Co.	4,700	144,901
Belden CDT, Inc.	7,859	300,450
Cooper Industries, Ltd.	800	68,176
Encore Wire Corp.*	3,300	116,457
EnerSys*	1,000	16,040
Franklin Electric Co., Inc.	700	37,198
Generale Cable Corp.*	5,400	206,334
Genlyte Group, Inc.*	1,800	128,160
GrafTech International Ltd.*	600	3,504
Hubbell, Inc.	2,200	105,380
II-VI, Inc.*	1,200	29,904
LSI Industries, Inc.	2,500	40,625
Regal-Beloit Corp.	500	21,750
Smith A O Corp.	3,500	138,005
Superior Essex, Inc.*	2,600	89,050
The Lamson & Sessions Co.*	1,900	45,258
Thomas & Betts Corp.*	1,000	47,710
Vicor Corp.	2,900	33,466
Woodward Governor Co.	2,900	97,266

		1,942,034

ELECTRONIC EQUIPMENT & INSTRUMENTS – 3.2%
Acacia Research - Acacia Technologies*	1,800	20,430
Agilysys, Inc.	1,400	19,656
Anixter International, Inc.	200	11,294
AVX Corp.	3,700	65,453
Benchmark Electronics, Inc.*	2,400	64,512
Brightpoint, Inc.*	9,920	141,063
CalAmp Corp.*	1,600	9,744
Checkpoint Systems, Inc.*	1,900	31,369
Cognex Corp	200	5,052
Coherent, Inc.*	500	17,330
CPI Internatioanl, Inc.*	1,200	15,804
CTS Corp.	2,500	34,450
Daktronics, Inc.	3,800	78,622
Dolby Laboratories, Inc.*	400	7,940
DTS, Inc.*	700	14,826
Electro Scientific Industries, Inc.*	1,400	28,840
Gerber Scientific, Inc.*	800	11,984
Global Imaging Systems, Inc.*	7,400	163,318
Insight Enterprises, Inc.*	4,900	100,989
Itron, Inc.*	1,900	106,020
Kemet Corp.*	900	7,263
Littelfuse, Inc.*	3,000	104,100
Merix Corp.*	2,200	21,142
Methode Electronics, Inc.	200	1,902
Mettler Toledo International, Inc.*	1,500	99,225
Molex, Inc.	900	35,073
MTS Technologies, Inc.	3,000	97,020
Newport Corp.*	4,800	78,240
OYO Geospace Corp.*	200	11,350
Park Electrochemical Corp.	2,800	88,704
Planar Systems, Inc.*	1,300	14,755
Plexus Corp.*	8,400	161,280
RadiSys Corp.*	2,921	62,071
Rofin-Sinar Technologies, Inc.*	3,600	218,772
Rogers Corp.*	3,300	203,775

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

Country Code	Shares	Value
ScanSource, Inc.*	2,800	$84,924
Solectron Corp.*	22,712	74,041
Staktek Holdings, Inc.*	200	1,196
SYNNEX Corp*	1,000	23,010
Tech Data Corp.*	3,542	129,389
Technitrol Inc	500	14,925
TTM Technologies, Inc.*	5,100	59,670
Vishay Intertechnology, Inc.*	6,300	88,452
Zygo Corp.*	3,500	44,625

		2,673,600

ENERGY EQUIPMENT & SERVICES – 3.1%
Basic Energy Services, Inc.*	400	9,760
CHC Helicopter Corp. CA	1,500	29,591
Dril-Quip, Inc.*	1,600	108,288
Ensign Energy Services, Inc. CA	5,400	89,823
Grey Wolf, Inc.*	32,700	218,436
Gulfmark Offshore, Inc.*	500	15,920
Input/Output Inc*	2,000	19,860
Leader Energy Services, Ltd.(2)* CA	12,600	27,003
Lone Star Technologies, Inc.*	3,900	188,682
Lufkin Industries, Inc.	2,300	121,716
Matrix Service Co.*	3,300	43,197
Maverick Tube Corp.*	800	51,864
Nabors Industries Ltd.*	1,400	41,650
NATCO Group, Inc.*	1,500	43,200
NS Group, Inc.*	4,700	303,385
Parker Drilling Co.*	14,000	99,120
Pason Systems, Inc. CA	3,000	42,450
Patterson-UTI Energy Inc	1,700	40,392
RPC, Inc.	1,300	23,816
Savanna Energy Services Corp.*	896	14,703
SEACOR Holdings, Inc.*	1,100	90,750
Technicoil Corp.* CA	15,200	25,897
Tidewater, Inc.	2,200	97,218
Trican Well Service, Ltd. CA	5,200	87,801
Trico Marine Services, Inc.*	1,500	50,625
Unit Corp.*	1,500	68,955
Universal Compression Holdings, Inc.*	3,300	176,385
Veritas DGC, Inc.*	4,500	296,190
W-H Energy Services, Inc.*	4,600	190,762

		2,617,439

FOOD & STAPLES RETAILING – 1.2%
Andersons, Inc.	1,600	54,640
Arden Group, Inc.	200	23,280
Casey’s General Stores, Inc.	7,100	158,117
Ingles Markets, Inc.	400	10,552
Longs Drug Stores Corp.	4,963	228,348
Nash Finch Co	100	2,353
Pantry, Inc.*	4,100	231,117
Performance Food Group Co.*	5,800	162,922
Smart & Final, Inc.*	1,500	25,605
Spartan Stores, Inc.	2,000	33,800
Weis Markets, Inc.	900	35,820
Wild Oats Markets, Inc.*	3,500	56,595

		1,023,149

FOOD PRODUCTS – 1.1%
Chiquita Brands Inernational, Inc.	2,000	26,760
Corn Products International, Inc.	1,400	45,556
Darling International, Inc.*	300	1,257
Dean Foods Co.*	2,300	96,646
Del Monte Foods Co.	7,100	$74,195
Delta and Pine Land Co.	3,900	157,950
Flowers Foods, Inc.	6,500	174,720
Gold Kist, Inc.*	200	4,168
Hormel Foods Corp	300	10,794
J & J Snack Foods Corp.	1,500	46,650
McCormick & Co., Inc.	2,300	87,354
Premium Standard Farms, Inc.	1,700	32,385
Ralcorp Holdings, Inc.*	800	38,584
Reddy Ice Holdings Inc	100	2,420
Seaboard Corp.	100	120,500
TreeHouse Foods, Inc.*	1,000	23,650

		943,589

GAS UTILITIES – 0.7%
Atmos Energy Corp.	200	5,710
Cascade Natural Gas Corp.	100	2,609
National Fuel Gas Co.	300	10,905
New Jersey Resources Corp.	3,400	167,620
Nicor, Inc.	3,100	132,556
Northwest Natural Gas Co.	300	11,784
Oneok, Inc.	2,800	105,812
Peoples Energy Corp.	1,000	40,650
Southwest Gas Corp.	1,200	39,984
The Laclede Group, Inc.	2,000	64,160
UGI Corp.	1,759	43,007

		624,797

HEALTH CARE EQUIPMENT & SUPPLIES – 1.4%
Abaxis, Inc.*	2,000	46,780
Analogic Corp.	100	5,132
Candela Corp.*	2,000	21,820
Dade Behring Holdings, Inc.	1,600	64,256
Datascope Corp.	600	20,082
Dentsply International, Inc.	1,200	36,132
DJ Orthopedics, Inc.*	3,300	137,049
Edwards Lifesciences Corp.*	2,300	107,157
Greatbatch, Inc.*	900	20,358
Hillenbrand Industries, Inc.	800	45,584
ICU Medical, Inc.*	1,400	63,672
Idexx Laboratories, Inc.*	1,100	100,254
Immucor, Inc.*	3,250	72,832
Integra Lifesciences Holdings Corp.*	2,600	97,448
Invacare Corp	200	4,704
Medical Action Industries, Inc.*	100	2,689
Mentor Corp.	500	25,195
Meridian Bioscience, Inc.	1,700	39,967
Neurometrix, Inc.*	1,200	22,812
Palomar Medical Technologies, Inc.*	2,700	113,940
Quidel Corp.*	400	5,648
Vital Signs, Inc.	100	5,661
West Pharmaceutical Services, Inc.	1,000	39,270
Zoll Medical Corp.*	1,600	57,424

		1,155,866

HEALTH CARE PROVIDERS & SERVICES – 3.2%
Air Methods Corp.*	1,500	35,400
AMERIGROUP Corp.*	6,900	203,895
AmerisourceBergen Corp	2,700	122,040
Apria Healthcare Group, Inc.*	1,200	23,688
Bio-Reference Labs, Inc.*	1,000	22,450
Centene Corp*	900	14,796

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

Country Code	Shares	Value
Chemed Corp.	3,800	$122,588
Coventry Health Care, Inc.*	2,200	113,344
Cross Country Healthcare, Inc.*	2,100	35,700
Genesis HealthCare Corp.*	3,200	152,416
Hanger Orthopedic Group, Inc.*	100	658
Healthspring, Inc.*	1,200	23,100
Healthways, Inc.*	3,400	151,640
HMS Holdings Corp*	600	7,572
Humana, Inc.*	1,900	125,571
inVentiv Health, Inc.*	200	6,406
Kindred Healthcare, Inc.*	1,800	53,514
Laboratory Corp of America Holdings*	2,000	131,140
LCA- Vision, Inc.	3,800	156,978
LHC Group Inc*	200	4,464
Magellan Health Services, Inc.*	5,500	234,300
Manor Care, Inc.	1,900	99,332
Medcath Corp.*	800	24,072
Molina Healthcare, Inc.*	2,000	70,720
National Healthcare Corp.	300	16,119
Odyssey Healthcare, Inc.*	3,600	51,048
Owens & Minor, Inc.	1,500	49,335
Pediatrix Medical Group*	3,500	159,600
PSS World Medical, Inc.*	8,000	159,920
Res-Care, Inc.*	2,100	42,189
Schein Henry, Inc.*	1,000	50,140
Sierra Health Services, Inc.*	3,100	117,304
Sunrise Senior Living, Inc.*	2,100	62,727
Universal Health Services, Inc.	600	35,958
WellCare Health Plan, Inc.*	700	39,641

		2,719,765

HEALTH CARE TECHNOLOGY – 0.4%
Computer Programs & Systems, Inc.	900	29,493
Dendrite International Inc*	200	1,956
Emdeon Corp.*	9,000	105,390
Merge Technologies, Inc.*	700	4,816
Omnicell, Inc.*	2,500	44,725
Per-Se Technologies, Inc.*	2,728	62,144
Phase Forward, Inc.*	2,100	25,074
Vital Images, Inc.*	1,400	44,212

		317,810

HOTELS RESTAURANTS & LEISURE – 3.2%
AFC Enterprises*	3,300	47,652
Ambassadors Group, Inc.	2,300	65,044
Aztar Corp.*	2,700	143,127
Bally Technologies, Inc.*	1,300	22,880
Benihana, Inc.*	100	2,900
Bob Evans Farms, Inc.	6,900	208,932
Brinker International, Inc.	1,300	52,117
Buffalo Wild Wings, Inc.*	1,000	38,250
CBRL Group, Inc.	2,900	117,247
CEC Entertainment, Inc.*	300	9,453
Chipotle Mexican Grill, Inc.*	500	24,835
Choice Hotels, Inc.	900	36,810
CKE Restaurants, Inc.	8,500	142,120
Ctrip.com International, Ltd.	900	40,455
Darden Restaurants, Inc.	1,969	83,623
Dennys Corp.*	5,100	17,391
Domino’s Pizza, Inc.	6,900	176,985
Dover Downs Gaming & Entertainment, Inc.	3,150	38,273
Great Wolf Resorts, Inc.*	600	7,176
Ihop Corp.	3,700	$171,495
Isle of Capri Casinos, Inc.*	1,000	21,060
Jack In The Box, Inc.*	6,200	323,516
Krispy Kreme Doughnuts, Inc.*	500	4,050
Landry’s Restaurants, Inc.	1,400	42,210
Life Time Fitness, Inc.*	100	4,629
Lone Star Steakhouse & Saloon, Inc.	100	2,777
Luby’s Cafeterias, Inc.*	2,700	26,649
Marcus Corp.	600	13,782
McCormick & Schmicks Seafood*	2,400	53,976
Monarch Casino & Resort, Inc.*	1,500	29,085
MTR Gaming Group, Inc.*	700	6,573
Multimedia Games, Inc.*	1,900	17,252
O’Charley’s, Inc.*	1,200	22,764
Papa Johns International, Inc.*	5,000	180,550
Pinnacle Entertainment, Inc.*	500	14,060
Rare Hospitality International, Inc.*	3,600	110,016
Ruth’s Chris Steak House, Inc.*	300	5,646
Ryan’s Restaurant Group, Inc.*	1,400	22,218
Six Flags, Inc.*	1,100	5,753
Sonic Corp.*	600	13,566
Speedway Motorsports, Inc.	600	21,846
Vail Resorts, Inc.*	5,400	216,108
WMS Industries, Inc.*	3,000	87,630

		2,692,481

HOUSEHOLD DURABLES – 1.5%
American Greetings Corp.	7,200	166,464
Blyth Inc	400	9,732
CSS Industries, Inc.	100	2,972
Ethan Allen Interiors, Inc.	6,600	228,756
Furniture Brands International, Inc.	9,800	186,592
Hooker Furniture Corp.	300	4,398
Interface, Inc.*	5,200	66,976
Kimball Internationall, Inc.	1,700	32,810
La Z Boy, Inc.	9,500	132,620
Leggett & Platt, Inc.	2,800	70,084
Meritage Homes Corp*	900	37,449
National Presto Industries, Inc.	100	5,527
Newell Rubbermaid, Inc.	2,300	65,136
Skyline Corp.	300	11,463
Snap-On, Inc.	2,700	120,285
Stanley Furniture Co., Inc.	1,800	38,358
Tempur-Pedic International, Inc.*	6,800	116,756

		1,296,378

HOUSEHOLD PRODUCTS – 0.2%
Energizer Holdings, Inc.*	1,500	107,985
WD-40 Co.	1,100	39,237

		147,222

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%
Canadian Hydro Developers, Inc.* CA	10,800	51,714
Dynegy, Inc., Class A*	11,900	65,926

		117,640

INDUSTRIAL CONGLOMERATES – 0.1%
Sequa Corp.*	700	65,702

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

Country Code	Shares	Value
Tredegar Corp.	300	$5,022

		70,724

INSURANCE – 5.0%
21st Century Insurance Group	100	1,495
Affirmative Insurance Holdings, Inc.	800	11,720
Alfa Corp.	100	1,727
Ambac Financial Group, Inc.	1,400	115,850
American Equity Investment Life Holding Co.	4,000	49,080
American Physicians Capital, Inc.*	1,300	62,894
AmerUs Group Co.	2,004	136,292
Arch Cap Group, Ltd.*	1,700	107,933
Argonaut Group, Inc.*	4,400	136,532
Assurant, Inc.	1,300	69,433
Berkley W R Corp.	1,650	58,394
Bristol West Holdings, Inc.	2,900	42,195
Cincinnati Financial Corp.	600	28,836
CNA Surety Corp.*	2,100	42,420
Commerce Group, Inc.	1,900	57,095
Darwin Professional Underwriters, Inc.*	1,100	24,431
Delphi Financial Group, Inc.	5,350	213,358
Direct General Corp.	2,900	39,034
Donegal Group, Inc.	1,533	30,997
EMC Insurance Group, Inc.	800	23,072
FBL Financial Group, Inc.	600	20,082
FPIC Insurance Group, Inc.*	1,700	67,337
Great American Financial Resources, Inc.	400	8,372
Harleysville Group, Inc.	3,100	108,469
HCC Insurance Holdings, Inc.	800	26,304
Hilb Rogal & Hobbs Co.	600	25,590
Horace Mann Educators Corp.	6,200	119,226
Independence Holding Co.	100	2,176
Infinity Property & Casualty Corp.	4,600	189,198
IPC Holdings, Ltd.	1,800	54,756
LandAmerica Financial Group, Inc.	3,300	217,107
MBIA, Inc.	1,900	116,736
Meadowbrook Insurance Group, Inc.*	1,600	18,016
National Western Life Insurance Co.	100	22,989
Nationwide Financial Services	800	38,480
Navigators Group, Inc.*	500	24,005
Odyssey Re Holdings Corp.	900	30,402
Ohio Casualty Corp.	7,300	188,851
Old Republic International Corp.	5,000	110,750
Philadelphia Consolidated Holding Co.*	300	11,934
Phoenix Cos., Inc.	14,600	204,400
Presidential Life Corp.	1,200	26,844
Procentury Corp.	2,300	34,500
Protective Life Corp.	600	27,450
Reinsurance Group of America, Inc.	800	41,544
RenaissanceRe Holdings, Ltd.	1,000	55,600
Republic Cos Group, Inc.	5,000	99,500
RLI Corp.	2,300	116,817
Safeco Corp.	1,300	76,609
Safety Insurance Group, Inc.	2,800	$136,248
SeaBright Insurance Holdings, Inc.*	1,300	18,161
Selective Insurance Group, Inc.	3,800	199,918
Stancorp Financial Group, Inc.	300	13,389
State Auto Financial Corp.	2,700	82,485
The Hanover Insurance Group, Inc.	2,300	102,649
The Midland Co.	400	17,328
Torchmark Corp.	700	44,177
Tower Group, Inc.	1,500	50,025
United America Indemnity, Ltd.*	900	20,223
Universal American Financial Corp.*	200	3,214
USI Holdings Corp.*	2,900	39,295
Zenith National Insurance Corp.	3,300	131,637

		4,195,581

INTERNET & CATALOG RETAIL – 0.2%
Blue Nile, Inc.*	200	7,270
FTD Group, Inc.*	1,900	29,355
Priceline.com, Inc.*	1,700	62,543
Stamps.com, Inc.*	1,700	32,402
Valuevision Media, Inc.*	500	5,795

		137,365

INTERNET SOFTWARE & SERVICES – 2.4%
24 / 7 Real Media, Inc.*	4,500	38,430
Art Technology Group, Inc.*	7,500	19,200
Chordiant Software, Inc.*	700	2,149
Cybersource Corp.*	800	9,464
Digital Insight Corp.*	5,600	164,192
Digital River, Inc.*	3,200	163,584
Digitas, Inc.*	1,000	9,620
Earthlink, Inc.*	24,400	177,388
eCollege.com, Inc.*	900	14,391
Infospace, Inc.*	3,300	60,852
Internap Network Services Corp.*	1,700	25,874
Interwoven, Inc.*	4,300	47,429
j2 Global Communications, Inc.*	7,900	214,643
NIC, Inc.*	1,000	5,150
Open Text Corp.*	2,200	39,380
RealNetworks, Inc.*	20,413	216,582
S1 Corp.*	2,600	11,986
SAVVIS, Inc.*	1,140	32,490
Sohu.com Inc.*	400	8,808
SonicWall, Inc.*	10,300	112,476
Stellent, Inc.	1,300	14,092
The Knot, Inc.*	2,100	46,473
TheStreet.com, Inc.	2,900	30,856
Travelzoo, Inc.*	1,300	37,466
United Online, Inc.	15,200	185,136
VeriSign, Inc.*	4,700	94,940
Vignette Corp.*	2,000	27,080
WebEx Communications, Inc.*	2,700	105,354
webMethods, Inc.*	7,700	58,905
Websense, Inc.*	2,000	43,220

		2,017,610

IT SERVICES – 2.3%
Acxiom Corp.	3,100	76,446
Affiliated Computer Services, Inc.*	900	46,674
Ceridian Corp.*	4,057	90,714
Ciber, Inc.*	1,800	11,934

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

Country Code	Shares	Value
Computer Sciences Corp.*	2,000	$98,240
Convergys Corp.*	5,300	109,445
Covansys Corp.*	900	15,426
CSG Systems International, Inc.*	9,600	253,728
Fiserv, Inc.*	1,400	65,926
Forrester Research, Inc.*	2,400	63,144
Gartner, Inc.*	8,500	149,515
Global Payments, Inc.	800	35,208
Infocrossing, Inc.*	300	4,023
infoUSA, Inc.	4,100	34,030
Integral Systems, Inc.	200	6,252
Keane, Inc.*	3,200	46,112
Lightbridge, Inc.*	2,800	32,816
Mantech International Corp.*	100	3,301
MAXIMUS, Inc.	200	5,220
Moneygram International, Inc.	2,400	69,744
MPS Group, Inc.*	17,000	256,870
NCI, Inc.*	2,000	23,980
Perot Systems Corp.*	2,000	27,580
Sabre Holdings Corp.	1,900	44,441
Startek, Inc.	1,400	17,458
SYKES Enterprises, Inc.*	6,300	128,205
The BISYS Group, Inc.*	8,200	89,052
TNS, Inc.*	100	1,506
Total System Services, Inc.	200	4,566
Tyler Technologies, Inc.*	4,200	54,306
VeriFone Holdings, Inc.*	900	25,695
Wright Express Corp.*	1,000	24,060

		1,915,617

LEISURE EQUIPMENT & PRODUCTS – 0.5%
Hasbro, Inc.	3,700	84,175
Jakks Pacific, Inc.*	1,000	17,830
K2, Inc.*	2,400	28,152
Marvel Entertainment, Inc.*	7,400	178,636
Mattel, Inc.	2,900	57,130
Steinway Musical Instruments, Inc.*	800	22,400

		388,323

LIFE SCIENCES TOOLS & SERVICES – 1.0%
Albany Molecular Research, Inc.*	1,500	14,040
Applera Corporation-Applied Biosystems Group	4,332	143,432
Bio-Rad Laboratories, Inc.*	1,400	99,022
Bruker BioSciences Corp.*	900	6,309
Dionex Corp.*	100	5,094
Diversa Corp.*	2,300	18,446
Kendle International, Inc.*	1,600	51,232
Luminex Corp.*	2,600	47,398
Molecular Devices Corp.*	1,700	31,433
Parexel International Corp.*	1,200	39,708
PharmaNet Development Group Inc*.	200	3,886
Thermo Electron Corp.*	1,000	39,330
Varian, Inc.*	5,100	233,937
Ventana Medical Systems, Inc.*	1,900	77,577

		810,844

MACHINERY – 4.0%
AGCO Corp.*	3,600	91,260
Albany International Corp.	5,000	159,100
American Railcar Industries, Inc.	1,300	37,843
Ampco-Pittsburgh Corp.	1,500	46,395
Astec Industries, Inc.*	2,700	$68,175
Barnes Group, Inc.	3,800	66,728
Briggs & Stratton Corp.	2,800	77,140
Bucyrus International, Inc.	4,300	182,406
Cascade Bancorp	700	31,955
CIRCOR International, Inc.	700	21,385
Columbus Mckinnon Corp.*	600	10,818
Crane Co.	2,600	108,680
Cummins, Inc.	1,000	119,230
Dynamic Materials Corp.	1,600	51,872
Eaton Corp.	1,500	103,275
EnPro Industries Inc.*	200	6,012
Federal Signal Corp.	700	10,675
Flow International Corp.*	3,800	49,286
Flowserve Corp.*	2,300	116,357
Freightcar America, Inc.	600	31,800
Gardner Denver, Inc.*	800	26,464
Graco, Inc.	800	31,248
Greenbrier Cos., Inc.	1,300	37,713
Kadant, Inc.*	600	14,736
Kaydon Corp.	6,200	229,524
Lincoln Electric Holdings, Inc.	800	43,560
Lindsay Manufacturing Co.	400	11,500
Manitowoc, Inc.	1,600	71,664
Middleby Corp.*	300	23,118
Miller Industries, Inc.*	1,300	23,751
Mueller Industries, Inc.	5,600	196,952
NACCO Industries, Inc.	1,300	176,683
Nordson Corp.	5,200	207,272
RBC Bearings Inc.*	100	2,415
Robbins & Myers, Inc.	1,800	55,656
SPX Corp.	2,000	106,880
Sun Hydraulics, Inc.	600	12,306
Tennant Co.	2,200	53,548
Terex Corp.*	1,100	49,742
Titan International, Inc.	1,800	32,544
Toro Co.	4,300	181,331
Trinity Industries, Inc.	900	28,953
Valmont Industries, Inc.	3,800	198,550
Wabtec Corp.	8,100	219,753

		3,426,255

MARINE – 0.2%
American Commercial Lines, Inc.*	300	17,835
Horizon Lines, Inc.	600	10,020
Kirby Corp.*	3,300	103,389

		131,244

MEDIA – 0.9%
4Kids Entertainment, Inc.*	100	1,650
Catalina Marketing Corp.	2,800	77,000
Charter Communications, Inc.*	9,200	13,984
Cox Radio, Inc.*	7,500	115,125
Cumulus Media, Inc.*	4,500	43,020
Emmis Communications Corp.*	900	11,025
Entercom Communications Corp.	300	7,560
Entravision Communications Corp.*	2,800	20,832
Harris Interactive, Inc.*	500	3,050
Jon Wiley & Sons, Inc.	200	7,202
Journal Register Co.	800	4,536
Knology, Inc.*	1,800	17,856
Lee Enterprises, Inc.	300	7,572
Lin TV Corp.*	200	1,556

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

Country Code	Shares	Value
Live Nation, Inc.*	1,100	$22,462
Lodgenet Entertainment Corp.*	1,100	20,768
Mediacom Communications Corp.*	300	2,136
Meredith Corp.	400	19,732
ProQuest Co.*	200	2,604
Radio One Inc*.	500	3,125
Reader’s Digest Association, Inc.	7,600	98,496
Scholastic Corp.*	1,200	37,380
Sinclair Broadcast Group, Inc.	7,200	56,520
Tivo, Inc.*	1,700	12,648
Tribune Co.	900	29,448
Warner Music Group Corp.	200	4,106
Westwood One, Inc.	800	5,664
World Wrestling Entertainment, Inc.	7,200	118,296

		765,353

METALS & MINING – 3.5%
AK Steel Holding Corp.*	19,900	241,586
Aleris International, Inc.*	3,400	171,836
Amerigo Resources, Ltd. CA	20,800	34,505
Brush Engineered Materials, Inc.*	2,200	54,714
Carpenter Technology Corp.	1,100	118,261
Castle AM Co.	1,700	45,628
Century Aluminum Co.*	3,270	110,036
Chaparral Steel Co.*	7,500	255,450
Cleveland-Cliffs, Inc.	1,000	38,110
Commercial Metals Co.	3,400	69,122
Compass Minerals International, Inc .	2,200	62,282
Dynatec Corp.* CA	22,600	28,980
Gibraltar Industries, Inc.	3,300	73,194
Inmet Mining Corp. CA	2,900	109,894
LionOre Mining International, Ltd.* CA	7,900	48,312
Metal Management, Inc.	3,600	100,224
Olympic Steel, Inc.	1,500	37,290
Oregon Steel Mills, Inc.*	3,700	180,819
Quanex Corp.	6,100	185,135
Reliance Steel & Aluminum Co.	4,492	144,373
RTI International Metals, Inc.*	900	39,222
Ryerson, Inc.	6,000	131,340
Schnitzer Steel Industries, Inc.	5,600	176,624
Steel Dynamics, Inc.	2,890	145,800
Steel Technologies, Inc.	600	11,778
United States Steel Corp.	1,700	98,056
Wheeling-Pittsburgh Corp.*	1,900	32,509
Worthington Industries, Inc.	12,425	211,970

		2,957,050

MULTI-UTILITIES – 0.7%
Alliant Energy Corp.	2,900	103,617
Avista Corp.	9,500	224,960
Centerpoint Energy, Inc.	5,900	84,488
CH Energy Group, Inc.	1,500	77,205
OGE Energy Corp.	1,900	68,609

		558,879

MULTILINE RETAIL – 0.9%
99 Cents Only Stores*	1,570	18,573
Big Lots, Inc.*	13,600	269,416
Bon-Ton Stores, Inc.	800	23,792
Conn’s, Inc.*	800	16,696
Dillard’s, Inc.	3,135	$102,609
Dollar Tree Stores, Inc.*	4,500	139,320
Family Dollar Stores, Inc.	3,500	102,340
Fred’s, Inc.	800	10,096
Nordstrom, Inc.	2,200	93,060
Retail Ventures, Inc.*	1,800	27,738

		803,640

OIL, GAS & CONSUMABLE FUELS – 3.6%
Alon USA Energy, Inc.	900	26,541
Atlas Energy, Ltd.* CA	23,300	80,230
Berry Petroleum Co.	800	22,528
Birchcliff Energy, Ltd.* CA	1,100	4,143
Callon Petroleum Co.*	1,700	23,052
Capitol Energy Resources, Ltd.* CA	7,400	30,855
Celtic Exploration, Ltd.* CA	2,600	29,609
Chamaelo Exploration, Ltd.* CA	12,000	49,821
Cimarex Energy Co.	2,400	84,456
Comstock Resources, Inc.*	7,500	203,625
Crew Energy, Inc.* CA	800	8,508
Cyries Energy, Inc.* CA	4,000	40,495
Delek US Holdings, Inc.*	800	14,800
Delphi Energy Corp.* CA	8,500	21,951
Duvernay Oil Corp.*	300	9,090
Edge Petroleum Corp.*	2,400	39,528
Ember Resources, Inc.* CA	900	2,058
Foundation Coal Holdings, Inc.	2,900	93,873
Frontier Oil Corp.	3,600	95,688
Galleon Energy, Inc.* CA	5,850	92,849
General Maritime Corp.	4,000	146,320
Giant Industries, Inc.*	100	8,120
Harvest Natural Resources, Inc.*	300	3,105
Holly Corp.	2,200	95,326
Mahalo Energy, Ltd.* CA	6,000	13,181
Midnight Oil Exploration, Ltd.* CA	15,100	46,037
Mission Oil & Gas, Inc.* CA	2,300	24,749
Omi Corp.	7,600	164,996
Overseas Shipholding Group, Inc.	1,700	105,009
Paramount Resources, Ltd.* CA	4,800	115,739
Penn Virginia Corp.	1,500	95,115
Petrohawk Energy Corp.*	150	1,557
Petroquest Energy, Inc.*	4,000	41,720
Pogo Producing Co.	1,500	61,425
ProEx Energy, Ltd.* CA	1,900	21,825
ProspEx Resources, Ltd.* CA	9,800	37,787
Real Resources, Inc.* CA	1,300	22,253
Shiningbank Energy Income CA	2,557	40,515
Sound Energy Trust CA	5,600	33,594
St Mary Land & Exploration Co.	2,300	84,433
Stone Energy Corp.*	1,400	56,672
Sunoco, Inc.	1,800	111,942
Sure Energy, Inc.* CA	1,867	1,758
Swift Energy Co.*	4,600	192,372
Teekay Shipping Corp.	400	16,444
Tesoro Corp.	1,500	86,970
The Exploration Co. of Delaware, Inc.*	3,500	33,495
TUSK Energy Corp.* CA	14,900	39,414
USEC, Inc.	9,800	94,472
Vaalco Energy, Inc.*	6,900	49,542
W&T Offshore, Inc.	1,700	49,657
West Energy, Ltd.* CA	2,400	12,288
Western Refining, Inc.	6,000	139,440

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

Country Code	Shares	Value
Zenas Energy Corp.* CA	6,300	$18,247

		3,039,219

PAPER & FOREST PRODUCTS – 0.1%
Bowater, Inc.	900	18,513
Buckeye Technologies, Inc.*	500	4,250
Deltic Timber Corp.	600	28,596
Glatfelter	1,200	16,260
MeadWestvaco Corp.	300	7,953
Neenah Paper, Inc.	800	27,384
Schweitzer-Mauduit International, Inc.	100	1,899

		104,855

PERSONAL PRODUCTS – 0.3%
BARE ESCENTUALS INC COM	1,200	32,580
Chattem, Inc.*	200	7,024
Elizabeth Arden Inc*	200	3,232
Inter Parfums, Inc.	200	3,808
Mannatech, Inc.	1,900	33,668
Medifast, Inc.*	1,500	13,020
NBTY, Inc.*	5,900	172,693
Parlux Fragrances, Inc.*	200	1,018
USANA Health Sciences, Inc.*	500	22,295

		289,338

PHARMACEUTICALS – 1.2%
Alpharma, Inc.	8,000	187,120
Andrx Corp.*	7,800	190,554
BioMimetic Therapeutics, Inc.*	2,200	17,204
Bradley Pharmaceuticals, Inc.*	1,200	19,104
CNS, Inc.	1,700	47,991
Connetics Corp*	400	4,360
Depomed, Inc.*	2,000	8,160
Endo Pharmaceuticals Holding, Inc.*	3,200	104,160
Hi-Tech Pharmacal Co., Inc.*	400	5,056
King Pharmaceuticals, Inc.*	5,931	101,005
Mylan Labs, Inc.	1,600	32,208
New River Pharmaceuticals, Inc.*	1,600	41,168
Noven Pharmaceuticals Inc*	800	19,296
Pain Therapeutics, Inc.*	5,200	44,824
Penwest Pharmaceuticals Co.*	600	9,990
Perrigo Co.	4,500	76,365
Sciele Pharma, Inc.*	2,600	48,984
Viropharma Inc*	1,700	20,689
Warner Chilcott Ltd*	2,900	38,570
Watson Pharmaceuticals, Inc.*	600	15,702

		1,032,510

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.5%
CB Richard Ellis Group, Inc.*	2,800	68,880
Jones Lang LaSalle, Inc.	1,100	94,028
Move, Inc.*	1,823	8,951
Trammell Crow Co.*	6,400	233,664

		405,523

REITS – 3.3%
Acadia Realty Trust	700	17,850
Agree Realty Corp.	1,500	49,275
Alexandria Real Estate Equities, Inc.	800	75,040
AMB Property Corp.	500	27,555
American Home Mortgage Investment Corp.	300	$10,461
Ashford Hospitality Trust, Inc.	900	10,737
Associated Estates Realty Corp.	500	7,735
BioMed Realty Trust, Inc.	1,800	54,612
Brandywine Reality Trust	1,800	58,590
BRE Properties, Inc.	200	11,946
Camden Property Trust	400	30,404
Capital Trust, Inc.	200	8,146
CapitalSource, Inc.	2,000	51,640
CBL & Associates Properties, Inc.	1,500	62,865
Colonial Properties Trust	1,300	62,153
Commercial Net Lease Realty	2,500	54,000
Corporate Office Properties Trust	1,000	44,760
Crescent Real Estate Co.	1,100	23,991
DiamondRock Hospitality Co.	2,900	48,169
Digital Realty Trust, Inc.	1,800	56,376
Duke Realty Corp.	400	14,940
Eastgroup Properties, Inc.	800	39,888
Entertainment Properties Trust	400	19,728
Equity Inns, Inc.	3,000	47,760
Equity Lifestyle Properties, Inc.	200	9,142
Equity One, Inc.	2,000	47,940
Federal Realty Investment Trust	600	44,580
FelCor Lodging Trust, Inc.	1,100	22,055
First Industrial Reality Trust, Inc.	1,600	70,400
First Potomac Realty Trust	100	3,022
Franklin Street Properties Corp.	100	1,986
Friedman Billings Ramsey Group, Inc.	400	3,212
Getty Realty Corp.	100	2,928
Glimcher Realty Trust	900	22,302
Gramercy Capital Corp.	700	17,647
Health Care Realty Trust, Inc.	1,000	38,410
Health Care REIT, Inc.	1,000	40,010
Heritage Property Investment Trust	900	32,814
Highland Hospitality Corp.	900	12,897
Highwoods Properties, Inc.	1,300	48,373
Home Properties, Inc	800	45,728
Hospitality Properties Trust	1,100	51,920
Hrpt Properties Trust	1,300	15,535
Inland Real Estate Corp.	600	10,512
Innkeepers USA Trust	1,200	19,548
Kilroy Realty Corp.	700	52,738
Kite Realty Group Trust	100	1,704
KKR Financial Corp.	200	4,908
LaSalle Hotel Properties	600	26,004
Lexington Corporate Properties Trust	2,200	46,596
Liberty Property Trust	1,200	57,348
Longview Fibre Co.	3,024	61,448
LTC Properties, Inc.	1,000	24,250
Macerich Co.	200	15,272
Mack California Reality Corp.	800	41,440
Maguire Properties, Inc.	1,400	57,036
Mid America Apartment Communities, Inc.	1,100	67,342
Nationwide Health Properties, Inc.	1,500	40,110
Omega Healthcare Investors Inc	300	4,503
Pan Pacific Retail Properties, Inc.	400	27,768
Parkway Properties, Inc.	100	4,649

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

Country Code	Shares	Value
Pennsylvania Real Estate Investment	1,000	$42,570
Post Properties, Inc.	800	38,016
PS Business Parks, Inc.	700	42,210
RAIT Investment Trust	100	2,885
Ramco Gershenson Properties Trust	700	22,365
Realty Income Corp.	600	14,826
Reckson Associates Realty Corp.	200	8,560
Redwood Trust, Inc.	200	10,074
Regency Centers Corp.	400	27,504
Senior Housing Properties Trust	2,100	44,814
SL Green Reality Corp.	400	44,680
Sovran Self Storage, Inc.	900	49,995
Spirit Finance Corp.	4,000	46,440
Strategic Hotels & Resorts, Inc.	3,800	75,544
Sunstone Hotel Investors, Inc.	2,000	59,440
Tanger Factory Outlet Centers, Inc.	1,800	64,116
U-Store-It Trust	900	19,314
United Dominion Realty Trust, Inc.	1,400	42,280
Ventas, Inc.	1,400	53,956
Washington Real Estate Investment Trust	800	31,840
Weingarten Reality Investment	800	34,416
Winston Hotels, Inc	400	4,928

		2,763,471

ROAD & RAIL – 1.5%
Amerco*	400	29,660
Arkansas Best Corp.	4,900	210,847
Celadon Group, Inc.*	3,125	52,000
Con-way, Inc.	1,100	49,302
Covenant Transport, Inc.*	100	1,221
Dollar Thrifty Automotive Group*	3,400	151,538
Genesee & Wyoming, Inc.*	1,200	27,864
Heartland Express, Inc.	4,066	63,755
Kansas City Southern*	1,400	38,234
Laidlaw International, Inc.	4,040	110,413
Old Dominion Freight Line*	1,400	42,042
PAM Transportation Services*	400	10,024
Ryder System, Inc.	2,000	103,360
Saia, Inc.*	1,900	61,940
Swift Transportation Co., Inc.*	8,034	190,567
Universal Truckload Services, Inc.*	400	10,388
US Xpress Enterprises, Inc.*	1,500	34,725
Werner Enterprises, Inc.	1,400	26,194
YRC Worldwide, Inc.*	400	14,816

		1,228,890

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.6%
Actel Corp*	400	6,220
ADE Corp.*	3,100	99,262
Advanced Energy Industries, Inc.*	4,900	83,496
Agere Systems, Inc.*	7,200	107,496
Altera Corp.*	4,000	73,520
Amkor Technology, Inc.*	14,800	76,368
Applied Micro Circuits Corp.*	4,100	11,808
Asyst Technologies, Inc.*	6,700	45,292
Atheros Communications, Inc.*	4,600	83,398
Atmel Corp.*	21,400	$129,256
Cabot Microelectronics Corp.*	300	8,646
Cirrus Logic, Inc.*	8,700	63,423
Cohu, Inc.	200	3,566
Cymer, Inc.*	5,300	232,723
Diodes, Inc.*	400	17,268
DSP Group, Inc.*	600	13,710
Exar Corp.*	1,078	14,327
Fairchild Semiconductor International, Inc.*	1,900	35,530
Formfactor, Inc.*	1,900	80,047
Genesis Microchip, Inc.*	2,000	23,540
Hittite Microwave Corp.*	400	17,800
Integrated Device Technology, Inc.*	3,900	62,673
Intersil Holding Corp.	2,300	56,465
Intevac, Inc.*	2,900	48,720
Kla-Tencor Corp	1,900	84,493
Kulicke & Soffa Industries, Inc.*	6,384	56,435
Lam Research Corp.*	625	28,331
Lattice Semiconductor Corp.*	5,800	39,556
LSI Logic Corp.*	4,700	38,634
LTX Corp.*	9,529	47,740
Mattson Technology, Inc.*	900	7,470
Micrel, Inc.*	14,300	137,137
Microtune, Inc.*	3,000	14,580
MKS Instruments, Inc.*	5,000	101,550
Monolithic Power Systems, Inc.*	800	7,568
National Semiconductor Corp.	1,800	42,354
Novellus Systems, Inc.*	3,400	94,044
NVIDIA Corp.*	572	16,925
Omnivision Technologies, Inc.*	13,788	196,755
ON Semiconductor Corp.*	18,491	108,727
Photronics, Inc.*	500	7,065
PLX Technology, Inc.*	300	3,111
Portalplayer, Inc.*	600	6,768
Silicon Image, Inc.*	3,000	38,160
Silicon Storage Technology, Inc.*	1,000	4,120
Supertex, Inc.*	1,300	50,531
Teradyne, Inc.*	2,900	38,164
Tessera Technologies, Inc.*	500	17,390
Transmeta Corp.*	6,300	7,245
Trident Microsystems, Inc.*	2,100	48,846
Triquint Semiconductor, Inc.*	11,600	60,320
Varian Semiconductor Equipment, Inc.*	1,600	58,720
Veeco Instruments, Inc.*	5,700	114,855
Zoran Corp.*	12,600	202,608

		3,074,756

SOFTWARE – 4.6%
Actuate Corp.*	5,300	23,426
Advent Software, Inc.*	4,500	162,945
Altiris, Inc.*	2,800	59,052
Amdocs Ltd.*	1,600	63,360
Ansoft Corp.*	3,700	92,167
Aspen Technology, Inc.*	8,400	91,728
BEA Systems, Inc.*	9,600	145,920
Blackbaud, Inc.	8,100	178,119
BMC Software, Inc.*	5,335	145,219
Cadence Design Systems, Inc.*	4,700	79,712
Cognos, Inc.*	1,700	62,050
Commvault Systems, Inc.*	1,100	19,800

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

Country Code	Shares	Value
Compuware Corp.*	10,600	$82,574
Factset Research Systems, Inc.	200	9,714
Fair Issac Corp.	3,600	131,652
Filenet Corp.*	1,100	38,313
Hyperion Solutions Corp.*	1,900	65,512
i2 Technologies, Inc.*	200	3,746
Informatica Corp.*	2,100	28,539
Interactive Intelligence, Inc.*	2,300	26,588
Intergraph Corp.*	3,200	137,216
Intuit, Inc.*	1,600	51,344
Jack Henry & Associates, Inc.	600	13,074
JDA Software Group, Inc.*	3,700	57,054
Kronos, Inc.*	100	3,409
Lawson Software, Inc.*	26,200	189,950
Macrovision Corp.*	1,100	26,059
Manhattan Associates, Inc.*	1,100	26,554
Mapinfo Corp.*	1,300	16,679
McAfee, Inc.*	1,600	39,136
Mentor Graphics Corp.*	11,800	166,144
Micros Systems, Inc.*	3,500	171,220
Microstrategy, Inc.*	2,459	250,400
MRO Software, Inc.*	3,500	89,845
MSC.Software Corp.*	1,500	23,100
Net 1 UEPS Technologies, Inc.*	1,200	27,432
Open Solutions, Inc.*	1,200	34,572
Opnet Technologies, Inc.*	500	6,555
Quality Systems, Inc.	700	27,153
Quest Software, Inc.*	1,700	24,276
Reynolds & Reynolds Co.	3,000	118,530
Sonic Solutions*	200	3,048
SPSS, Inc.*	2,100	52,353
Sybase, Inc.*	5,000	121,200
Synopsys, Inc.*	5,370	105,896
Tibco Software, Inc.*	34,500	309,810
Transaction Systems Architects, Inc.*	6,500	223,080
Ultimate Software Group, Inc.*	1,700	40,001
VA Software Corp.*	8,200	32,964
Verint Systems, Inc.*	100	3,005
Wind River Systems, Inc.*	1,000	10,710

		3,911,905

SPECIALTY RETAIL – 6.0%
Abercrombie & Fitch Co. Class A	1,200	83,376
Aeropostale, Inc.*	6,400	187,072
American Eagle Outfitters, Inc.	2,700	118,341
AnnTaylor Stores Corp.*	2,900	121,394
Asbury Automotive Group, Inc.	2,100	43,260
Autonation, Inc.*	1,713	35,802
Autozone, Inc.*	400	41,320
Barnes & Noble, Inc.	3,401	129,034
Blockbuster, Inc.*	1,700	6,528
Books-A-Million, Inc.	1,100	19,635
Buckle, Inc.	2,700	102,438
Cache, Inc.*	1,600	28,624
Casual Male Retail Group, Inc.*	4,700	64,531
Cato Corp.	6,700	146,797
Charlotte Russe Holding, Inc.*	2,310	63,617
Charming Shoppes, Inc.*	19,800	282,744
Childrens Place Retail Stores, Inc.*	1,700	108,851
Christopher & Banks Corp.	7,601	224,078
Circuit City Stores, Inc.	4,066	102,097
CSK Auto Corp.*	1,800	$25,380
Dick’s Sporting Goods, Inc.*	700	31,864
Dress Barn, Inc.*	10,200	222,564
DSW Inc*	2,800	88,200
Finish Line, Inc.	776	9,793
Genesco, Inc.*	1,900	65,493
Group 1 Automotive, Inc.	4,700	234,530
Guess, Inc.*	2,700	131,031
Gymboree Corp.*	7,129	300,701
Haverty Furniture Cos., Inc.	2,100	33,495
Hibbett Sporting Goods, Inc.*	1,200	31,416
Lithia Motors, Inc.	900	22,248
Ltd Brands Inc	1,900	50,331
Mens Wearhouse, Inc.	6,300	234,423
Midas, Inc.*	100	2,068
Monro Muffler, Inc.	300	10,203
OfficeMax, Inc.	2,700	109,998
Payless Shoesource, Inc.*	10,583	263,517
RadioShack Corp.	4,600	88,780
Rental-A-Center, Inc.*	9,100	266,539
Select Comfort Corp.*	8,543	186,921
Shoe Carnival, Inc.*	1,900	47,918
Sonic Automotive, Inc.	3,800	87,742
Stage Stores, Inc.	5,100	149,634
Stein Mart, Inc.	600	9,126
Syms Corp.*	100	2,036
Talbots, Inc.	800	21,800
The Wet Seal, Inc.*	10,800	66,312
Tween Brands, Inc.*	5,242	197,099
United Auto Group, Inc.	6,900	161,460
United Retail Group, Inc.*	900	16,452
Zale Corp.*	400	11,096
Zumiez, Inc.*	1,000	27,000

		5,116,709

TEXTILES, APPAREL & LUXURY GOODS – 2.0%
Brown Shoe, Inc.*	6,450	231,168
Cherokee, Inc.	900	32,949
Columbia Sportswear Co.*	2,100	117,243
Deckers Outdoor Corp.*	1,300	61,516
Jones Apparel Group, Inc.	2,400	77,856
Kellwood Co.	5,000	144,150
Liz Claiborne, Inc.	2,600	102,726
Madden Steven, Ltd.	4,000	156,960
Maidenform Brands, Inc.*	300	5,790
Movado Group, Inc.	900	22,878
Perry Ellis International, Inc.*	600	18,528
Phillips-Van Heusen Corp.	3,500	146,195
Skechers U.S.A,. Inc.*	7,500	176,325
Timberland Co.*	300	8,631
True Religion Apparel, Inc.*	700	14,809
VF Corp.	900	65,655
Wolverine World Wide, Inc.	9,600	271,776

		1,655,155

THRIFT & MORTGAGE FINANCE – 2.4%
Accredited Home Lenders Holding Co.*	2,000	71,880
Aether Holdings, Inc.*	1,200	7,128
Astoria Financial Corp.	3,000	92,460
Bank Mutual Corp.	4,500	54,585
Bankunited Financial Corp.	7,100	185,097
Citizens First Bancorp, Inc.	400	10,184
Commercial Capital Bancorp, Inc.*	3,100	49,414

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

Country Code	Shares	Value
Corus Bankshares, Inc.	5,300	$118,508
Doral Financial Corp.	2,500	16,475
Downey Financial Corp.	900	59,984
Federal Agricultural Mortgage Corp.	1,400	37,058
First Federal Financial Corp.*	2,400	136,128
First Financial Corp.	500	17,110
First Niagara Financial Group, Inc.	3,700	53,946
First Public Financial Corp.	800	18,128
Flagstar Bancorp, Inc.	300	4,365
Fremont General Corp.	900	12,591
Hudson City Bancorp, Inc.	3,400	45,050
ITLA Capital Corp.	200	10,752
KNBT Bancorp, Inc.	600	9,648
MAF Bancorp, Inc.	3,300	136,257
MGIC Investment Corp.	1,200	71,964
New York Community Bancorp, Inc.	5,200	85,176
Ocwen Financial Corp.*	8,000	119,200
PFF Bancorp, Inc.	3,300	122,232
PMI Group, Inc.	2,200	96,382
Provident Finacial Services	6,000	111,060
Radian Group, Inc.	1,800	108,000
TierOne Corp.	1,900	64,467
Triad Guaranty, Inc.*	1,000	51,170
Webster Financial Corp.	800	37,688
WSFS Financial Corp.	700	43,533

		2,057,620

TOBACCO – 0.3%
Loews Corp.	2,000	110,780
UST, Inc.	2,200	120,626
Vector Group, Ltd.	540	8,759

		240,165

TRADING COMPANIES & DISTRIBUTORS – 0.9%
Applied Industrial Technologies, Inc.	9,350	228,140
BlueLinx Holdings, Inc.	2,300	21,896
Interline Brands, Inc.*	4,900	120,932
Kaman Corp.	1,500	27,015
Rush Enterprises, Inc.*	2,000	33,360
UAP Holding Corp.	8,700	185,919
United Rentals, Inc.*	1,989	46,244
WESCO International, Inc.*	800	46,424
Williams Scotsman International, Inc.*	1,200	25,632

		735,562

WIRELESS TELECOMMUNICATION SERVICES – 0.1%
Leap Wireless International, Inc.*	900	43,641
USA Mobility, Inc.	200	4,568

		48,209

Total Common Stocks (cost $81,518,538)		83,962,637

	Principal Amount (000)	Value
SHORT TERM INVESTMENT – 0.9%
REPURCHASE AGREEMENT – 0.9%
State Street Bank and Trust Company 2.50%, 10/2/06 (collateralized by $650,000 U.S. Treasury Bond, 7.250%, 5/15/16, with a value of $796,528, total to be received $776,162) (Amortized Cost $776,000)	$776	$776,000

TOTAL INVESTMENTS – 100.2% (cost $82,294,538)		84,738,637
Other assets less liabilities – (0.2)%		(135,010)

NET ASSETS – 100.0%		$84,603,627

*	Non-income producing security

(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006 these securities amounted to $27,030, representing 0.03% of net assets

CA = Canada

SC FI LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 97.9%
AEROSPACE & DEFENSE – 0.5%
Ceradyne, Inc.*	410	$16,847

AIRLINES – 1.1%
AMR Corp.*	1,450	33,553

AUTOMOBILES – 0.3%
Thor Industries, Inc.	200	8,234

BEVERAGES – 3.2%
Hansen Natural Corp.*	2,540	82,499
PepsiCo, Inc.	230	15,010

		97,509

BIOTECHNOLOGY – 8.9%
Amgen, Inc.*	420	30,043
Biogen Idec, Inc.*	1,160	51,829
Genentech, Inc.*	1,110	91,797
Gilead Sciences, Inc.*	1,390	95,493
United Therapeutics Corp.*	130	6,830

		275,992

CAPITAL MARKETS – 2.1%
Knight Capital Group, Inc.*	600	10,920
Merrill Lynch & Co., Inc.	600	46,932
T Rowe Price Group, Inc.	130	6,220

		64,072

COMMERCIAL BANKS – 0.6%
Wells Fargo & Co.	480	17,366

COMMUNICATIONS EQUIPMENT – 2.1%
Cisco Systems, Inc.*	2,770	63,710

COMPUTERS & PERIPHERALS – 11.5%
Apple Computer, Inc.*	1,440	110,923
Hewlett-Packard Co.	820	30,086
Komag, Inc.*	110	3,516
Network Appliance, Inc.*	260	9,623
SanDisk Corp.*	600	32,124
Seagate Technology*	3,550	81,969
Western Digital Corp.*	4,690	84,889

		353,130

DISTRIBUTORS – 1.1%
Building Materials Holding Corp.	1,310	34,086

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.8%
Qwest Communications International, Inc.*	2,910	25,375

ELECTRICAL EQUIPMENT – 1.0%
Energy Conversion Devices, Inc.*	800	29,632

FOOD & STAPLES RETAILING – 3.1%
CVS Corp.	1,770	56,852
Wal-Mart Stores, Inc.	540	26,633
Walgreen Co.	300	13,317

		96,802

FOOD PRODUCTS – 0.8%
General Mills, Inc.	420	23,772

GAS UTILITIES – 0.5%
Questar Corp.	200	$16,354

HEALTH CARE EQUIPMENT & SUPPLIES – 0.6%
Baxter International, Inc.	440	20,002

HEALTH CARE PROVIDERS & SERVICES – 6.4%
Aetna, Inc.	810	32,036
Cigna Corp.	60	6,979
Humana, Inc.*	1,100	72,699
UnitedHealth Group, Inc.	1,770	87,084

		198,798

HOTELS RESTAURANTS & LEISURE – 1.6%
McDonald’s Corp.	660	25,819
Penn National Gaming, Inc.*	340	12,417
Pinnacle Entertainment, Inc.*	350	9,842

		48,078

HOUSEHOLD DURABLES – 3.1%
D.R.Horton, Inc.	1,960	46,942
Lennar Corp.	560	25,340
Ryland Group, Inc.	560	24,198

		96,480

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.3%
AES Corp.*	300	6,117
TXU Corp.	40	2,501

		8,618

INDUSTRIAL CONGLOMERATES – 0.7%
General Electric Co.	600	21,180

INSURANCE – 3.4%
ACE, Ltd.	640	35,027
Ambac Financial Group, Inc.	200	16,550
Fidelity National Financial, Inc.	440	18,326
Prudential Financial, Inc.	200	15,250
The Chubb Corp.	360	18,706

		103,859

INTERNET SOFTWARE & SERVICES – 1.9%
Google, Inc.*	150	60,285

MACHINERY – 7.2%
JLG Industries, Inc.	1,240	24,564
Joy Global, Inc.	2,210	83,118
Manitowoc, Inc.	2,050	91,820
Terex Corp.*	530	23,967

		223,469

METALS & MINING – 3.8%
Allegheny Technologies, Inc.	1,352	84,081
Titanium Metals Corp.*	1,350	34,128

		118,209

MULTILINE RETAIL – 0.5%
JC Penney Co., Inc.	220	15,046

OIL, GAS & CONSUMABLE FUELS – 3.4%
Anadarko Petroleum Corp.	370	16,217
Exxon Mobil Corp.	630	42,273
Sunoco, Inc.	160	9,950
Tesoro Corp.	300	17,394

SC FI LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
Valero Energy Corp.	380	$19,559

		105,393

PHARMACEUTICALS – 2.4%
Endo Pharmaceuticals Holding, Inc.*	660	21,483
Johnson & Johnson	790	51,303

		72,786

ROAD & RAIL – 2.9%
Burlington Northern Santa Fe Corp.	450	33,048
CSX Corp.	400	13,132
Norfolk Southern Corp.	260	11,453
Swift Transportation Co., Inc.*	1,300	30,836

		88,469

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 10.1%
Cymer, Inc.*	2,120	93,089
Lam Research Corp.*	1,300	58,929
Marvell Technology Group, Ltd.*	2,460	47,650
MEMC Electronic Materials, Inc.*	1,720	63,004
NVIDIA Corp.*	1,690	50,007

		312,679

SOFTWARE – 1.7%
Autodesk, Inc.*	376	13,077
Microsoft Corp.	1,420	38,809

		51,886

SPECIALTY RETAIL – 6.3%
AnnTaylor Stores Corp.*	890	37,255
Best Buy Co., Inc.	1,630	87,303
Circuit City Stores, Inc.	1,250	31,387
Lowe’s Cos., Inc.	520	14,591
Mens Wearhouse, Inc.	650	24,187

		194,723

TEXTILES, APPAREL & LUXURY GOODS – 0.5%
Wolverine World Wide, Inc.	500	14,155

THRIFT & MORTGAGE FINANCE – 1.3%
Radian Group, Inc.	650	39,000

TOBACCO – 2.2%
Altria Group, Inc.	810	62,005
Loews Corp.	100	5,539

		67,544

Total Common Stocks (cost $3,090,980)		3,017,093

	Principal Amount
SHORT TERM INVESTMENT – 3.3%
REPURCHASE AGREEMENT – 3.3%
State Street Bank and Trust Company 2.50%, 10/2/06 (collateralized by $105,000 Federal National Mortgage Association, 4.25%, 05/15/09, with a value of $105,004, total to be received $101,021) (Amortized Cost $101,000)	101	101,000

TOTAL INVESTMENTS – 101.2% (cost $3,191,980)		3,118,093
Liabilities in excess of other assets – (1.2)%		(35,749)

NET ASSETS – 100.0%		$3,082,344

*	Non-income producing security

BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

Country Code	Shares	Value
COMMON STOCKS – 96.8%
AEROSPACE & DEFENSE – 3.7%
Alliant Techsystems, Inc.*	14,800	$1,199,688
Precision Castparts Corp.	13,800	871,608
Rockwell Collins, Inc.	24,500	1,343,580

		3,414,876

AIR FREIGHT & LOGISTICS – 1.5%
CH Robinson Worldwide, Inc.	11,900	530,502
Expeditors International of Washington, Inc.	9,000	401,220
UTI Worldwide, Inc.	16,500	461,505

		1,393,227

AUTO COMPONENTS – 0.8%
BorgWarner, Inc.	13,100	748,927

BIOTECHNOLOGY – 2.7%
Amylin Pharmaceuticals, Inc.*	10,000	440,700
Cephalon, Inc.*	13,500	833,625
ICOS Corp.*	3,800	95,228
Millennium Pharmaceuticals, Inc.*	45,500	452,725
Vertex Pharmaceuticals, Inc.*	18,300	615,795

		2,438,073

BUILDING PRODUCTS – 1.6%
American Standard Cos., Inc.	35,600	1,494,132

CAPITAL MARKETS – 4.8%
Blackrock, Inc.	4,000	596,000
E*Trade Financial Corp.*	46,100	1,102,712
State Street Corp.	17,600	1,098,240
T Rowe Price Group, Inc.	32,600	1,559,910

		4,356,862

CHEMICALS – 0.5%
Rohm & Haas Co.	8,800	416,680

COMMERCIAL BANKS – 0.8%
UCBH Holdings, Inc.	44,000	768,240

COMMERCIAL SERVICES & SUPPLIES – 6.9%
Allied Waste Industries, Inc.*	5,900	66,493
American Reprographics Co.*	7,900	253,274
Corporate Executive Board Co.	5,200	467,532
Equifax, Inc.	44,600	1,637,266
Manpower, Inc.	22,400	1,372,448
Monster Worldwide, Inc.*	17,800	644,182
Republic Services, Inc.	33,000	1,326,930
Robert Half International, Inc.	15,000	509,550

		6,277,675

COMMUNICATIONS EQUIPMENT – 0.8%
Adtran, Inc.	30,500	727,120

COMPUTERS & PERIPHERALS – 1.6%
Network Appliance, Inc.*	40,400	$1,495,204

CONSTRUCTION & ENGINEERING – 2.2%
Fluor Corp.	14,500	1,114,905
Foster Wheeler, Ltd.*	22,500	868,275

		1,983,180

CONSUMER FINANCE – 0.9%
AmeriCredit Corp.*	31,900	797,181

DIVERSIFIED CONSUMER SERVICES – 0.6%
Weight Watchers International, Inc.	11,500	509,910

DIVERSIFIED FINANCIAL SERVICES – 0.2%
Hong Kong Exchanges and Clearing, Ltd. HK	20,000	146,183

ELECTRIC UTILITIES – 1.3%
Northeast Utilities	49,300	1,147,211

ELECTRICAL EQUIPMENT – 1.4%
Roper Industries, Inc.	20,000	894,800
Suntech Power Holdings Co., Ltd.*	16,100	415,863

		1,310,663

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.0%
Jabil Circuit, Inc.	32,000	914,240

ENERGY EQUIPMENT & SERVICES – 2.7%
GlobalSantaFe Corp.	27,900	1,394,721
Noble Corp.	17,200	1,103,896

		2,498,617

FOOD & STAPLES RETAILING – 1.6%
SUPERVALU, Inc.	49,500	1,467,675

FOOD PRODUCTS – 0.2%
Tyson Foods Inc.	14,400	228,672

HEALTH CARE EQUIPMENT & SUPPLIES – 0.6%
Edwards Lifesciences Corp.*	11,100	517,149

HEALTH CARE PROVIDERS & SERVICES – 3.7%
Coventry Health Care, Inc.*	19,700	1,014,944
DaVita, Inc.*	16,600	960,642
Manor Care, Inc.	19,100	998,548
Psychiatric Solutions, Inc.*	2,300	78,407
Universal Health Services, Inc.	5,900	353,587

		3,406,128

HOTELS RESTAURANTS & LEISURE – 1.2%
Harrah’s Entertainment, Inc.	6,600	438,438
OSI Restaurant Partners, Inc.	21,900	694,449

		1,132,887

HOUSEHOLD DURABLES – 1.9%
D.R.Horton, Inc.	10,566	253,056

BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

Country Code	Shares	Value
Mohawk Industries, Inc.*	6,500	$483,925
Newell Rubbermaid, Inc.	33,800	957,216

		1,694,197

HOUSEHOLD PRODUCTS – 0.8%
Clorox Co.	12,100	762,300

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 1.1%
NRG Energy, Inc.*	21,600	978,480

INSURANCE – 4.9%
Ambac Financial Group, Inc.	14,900	1,232,975
Assurant, Inc.	25,200	1,345,932
Conseco, Inc.*	19,800	415,602
Everest Re Group, Ltd.	6,700	653,451
UnumProvident Corp.	42,400	822,136

		4,470,096

IT SERVICES – 3.6%
Alliance Data Systems Corp.*	16,700	921,673
Cognizant Technology Solutions Corp., Class A*	18,700	1,384,922
Moneygram International, Inc.	15,800	459,148
The BISYS Group, Inc.*	50,500	548,430

		3,314,173

MACHINERY – 1.8%
Oshkosh Truck Corp.	10,800	545,076
Paccar, Inc.	19,775	1,127,571

		1,672,647

MEDIA – 3.1%
Cablevision Systems Corp., Class A	40,900	928,839
EchoStar Communications Corp., Class A*	18,700	612,238
Focus Media Holding, Ltd.*	6,382	369,645
Univision Communications, Inc. Class A*	26,400	906,576

		2,817,298

METALS & MINING – 2.0%
Phelps Dodge Corp.	7,600	643,720
Teck Cominco, Ltd. CA	18,400	1,149,816

		1,793,536

MULTI-UTILITIES – 0.6%
PNM Resources Inc.	19,100	526,587

MULTILINE RETAIL – 0.6%
Saks, Inc.	30,900	533,952

OIL, GAS & CONSUMABLE FUELS – 6.1%
Cameco Corp. CA	37,000	1,353,090
Chesapeake Energy Corp.	21,200	614,376
EOG Resources, Inc.	7,500	487,875
Noble Energy, Inc.	14,600	665,614
Peabody Energy Corp.	22,000	809,160
Southwestern Energy Co.*	21,300	$636,231
Western Oil Sands, Inc.* CA	40,800	1,046,341

		5,612,687

PERSONAL PRODUCTS – 0.9%
Alberto-Culver Co.	16,300	824,617

PHARMACEUTICALS – 3.5%
Barr Pharmaceuticals, Inc.*	18,100	940,114
Eisai Co., Ltd. JP	15,100	730,687
Mylan Labs, Inc.	30,200	607,926
Shionogi & Co. JP	51,000	937,881

		3,216,608

REITS – 1.7%
Host Marriott Corp.	41,961	962,166
Ventas, Inc.	14,500	558,830

		1,520,996

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 5.2%
Altera Corp.*	76,800	1,411,584
Fairchild Semiconductor International, Inc.*	56,500	1,056,550
Lam Research Corp.*	8,700	394,371
Linear Technology Corp.	43,000	1,338,160
MEMC Electronic Materials, Inc.*	14,500	531,135

		4,731,800

SOFTWARE – 4.4%
Activision, Inc.*	38,600	582,860
Autodesk, Inc.*	29,900	1,039,922
Cadence Design Systems, Inc.*	89,900	1,524,704
Mercury Interactive Corp.*	17,400	896,622

		4,044,108

SPECIALTY RETAIL – 7.0%
Abercrombie & Fitch Co. Class A	7,800	541,944
American Eagle Outfitters, Inc.	18,300	802,089
CarMax, Inc.*	20,500	855,055
Chico’s FAS, Inc.*	19,700	424,141
Michaels Stores, Inc.	17,600	766,304
PETsMART, Inc.	44,300	1,229,325
Tiffany & Co.	33,000	1,095,600
Williams-Sonoma, Inc.	21,500	696,385

		6,410,843

TEXTILES, APPAREL & LUXURY GOODS – 0.7%
Gildan Activewear, Inc.* CA	13,900	673,594

THRIFT & MORTGAGE FINANCE – 1.4%
Golden West Financial Corp.	6,400	494,400
Webster Financial Corp.	17,000	800,870

		1,295,270

TRADING COMPANIES & DISTRIBUTORS – 0.3%
Fastenal Co.	8,000	308,560

BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006 (Unaudited)	Sun Capital Advisers Trust

Country Code	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 1.9%
American Tower Corp. Class A*	48,700	$1,777,550

Total Common Stocks (cost $78,705,189)		88,570,611

	Principal Amount (000)	Value
SHORT TERM INVESTMENT – 4.1%
REPURCHASE AGREEMENT – 4.1%
State Street Bank and Trust Company 4.85%, 10/2/06 (collateralized by $3,965,000 Federal National Mortgage Association, 3.25%, 02/15/09, with a value of $3,834,540, total to be received $3,756,518) (Amortized Cost $3,755,000)	$3,755	3,755,000

TOTAL INVESTMENTS – 100.9% (cost $82,460,189)		92,325,611
Liabilities in excess of other assets – (0.9)%		(843,587)

NET ASSETS – 100.0%		$91,482,024

*	Non-income producing security

CA = Canada

HK = Hong Kong

JP = Japan

Item 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the quarter ended September 30, 2006 that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*	/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President
Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President (Chief Executive Officer
Date: November 20, 2006

By (Signature and Title)*	/s/ JAMES F. ALBAN
James F. Alban, Treasurer (Chief Financial Officer)
Date: November 20, 2006

*	Print name and title of each signing officer under his or her signature.